Label	Element	Value
Alpha Architect U.S. Quantitative Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Alpha Architect U.S. Quantitative Value ETF Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Alpha Architect U.S. Quantitative Value ETF Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended September 30, 2023, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	101.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fee has been restated to reflect current fee.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s Investment Strategy
The Fund is actively managed by Alpha Architect, LLC, the Fund’s investment sub-adviser (“Alpha Architect” or the “Sub-Adviser”). The Sub-Adviser manages the Fund using proprietary methodology developed by the parent company of the Adviser and Sub-Adviser, Empirical Finance, LLC, dba Alpha Architect.
The Sub-Adviser employs a multi-step, quantitative, rules-based methodology to identify a portfolio of approximately 50 to 200 undervalued U.S. equity securities with the potential for capital appreciation. A security is considered to be undervalued when it trades at a price below the price at which the Sub-Adviser believes it would trade if the market reflected all factors relating to the company’s worth.
The Sub-Adviser analyzes an initial universe of liquid stocks that principally trade on a U.S. exchange. Typically, the minimum market capitalization for the smallest-capitalization stocks in the initial universe is above $1 billion.
The Sub-Adviser eliminates from the initial universe illiquid securities, real estate investment trusts, exchange-traded funds (ETFs), American Depositary Receipts, stocks of financial firms, and stocks of companies with less than twelve months of available financial data. The resulting universe is composed primarily of highly liquid, small-, mid- and large-cap stocks. The Sub-Adviser then employs proprietary screens, which evaluate among other things, the firms’ accounting practices, to eliminate firms that are potential “value traps.” That is, these screens eliminate firms with, in the Sub-Adviser’s view, negative characteristics. Those could include situations where firms appear to be experiencing financial distress or have manipulated accounting data. For example, the Sub-Adviser may seek to avoid firms that have large accruals (i.e., their net income greatly exceeds their free cash flow).
Next, the Sub-Adviser employs a value-driven approach to identify the cheapest companies based on a value-centric metric known as the “enterprise multiple,” a firm’s total enterprise value (TEV) divided by a firm’s earnings before interest and taxes (EBIT, often referred to as operating income). While enterprise multiples are the focus of the Sub-Adviser’s approach, the Sub-Adviser also incorporates information from other common value metrics, such as book-to-market, cash-flow to price, and earnings to price to identify the cheapest companies. Last, the Sub-Adviser employs an ensemble of quality screens, which consider metrics like current profitability, stability, and recent operational improvements, to select the top 50 to 200 stocks from the cheapest stocks.
As of September 30, 2023, the Fund had significant exposures to the following sectors: Energy (38.7%), Consumer Discretionary (27.2%), and Industrials (17.8%).
The Sub-Adviser will reallocate the Fund’s portfolio on a periodic basis, generally each month.
The Fund may also invest up to 20% of its assets in cash and cash equivalents, other investment companies, as well as securities and other instruments.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table shows illustrates how the Fund’s average annual returns for one-year, five-year, and since inception periods compare with those of a broad measure of market performance. For the period February 1, 2017 through January 30, 2022, the Fund was passively-managed and the Fund sought to track the performance of a propriety index that was constructed in a manner substantially similar to the methodology used to manage the Fund. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance information is also available on the Fund’s website at www.alphaarchitect.com/funds or by calling the Fund at (215) 882-9983.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(215) 882-9983
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alphaarchitect.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 24.47% (quarter ended June 30, 2020) and the Fund’s lowest return for a calendar quarter was -40.26% (quarter ended March 31, 2020).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rates during the period covered by the table and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through a tax- deferred arrangement, such as a 401(k) plan or an
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	Index assumes withholding taxes on dividends.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rates during the period covered by the table and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through a tax- deferred arrangement, such as a 401(k) plan or an IRA.
The Solactive GBS U.S. 1000 Index is a broad-based index covering mid- to large-cap equity securities in the United States.

Alpha Architect U.S. Quantitative Value ETF | Solactive GBS U.S. 1000 Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)	[1]
Label	rr_AverageAnnualReturnLabel	Solactive GBS U.S. 1000 Index (reflects no deduction for fees or expenses)1	[1]
1 Year	rr_AverageAnnualReturnYear01	26.11%	[1]
5 Years	rr_AverageAnnualReturnYear05	14.93%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	11.49%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2014
Alpha Architect U.S. Quantitative Value ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
Alpha Architect U.S. Quantitative Value ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Alpha Architect U.S. Quantitative Value ETF | Equity Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Alpha Architect U.S. Quantitative Value ETF | Geopolitical/Natural Disaster Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Geopolitical/Natural Disaster Risks. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.

Alpha Architect U.S. Quantitative Value ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The Nasdaq Stock Market, LLC (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Alpha Architect U.S. Quantitative Value ETF | ETF Risk, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Alpha Architect U.S. Quantitative Value ETF | ETF Risk, Premium-Discount Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The Nasdaq Stock Market, LLC (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
Alpha Architect U.S. Quantitative Value ETF | ETF Risk, Cost Of Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
Alpha Architect U.S. Quantitative Value ETF | ETF Risk, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Alpha Architect U.S. Quantitative Value ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
High Portfolio Turnover Risk. The Fund’s investment strategy may from time-to-time result in higher turnover rates. This may increase the Fund’s brokerage commission costs, which could negatively impact the performance of the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains, distributions of which would generally be taxed to you as ordinary income and thus cause you to pay higher taxes.

Alpha Architect U.S. Quantitative Value ETF | Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.
Alpha Architect U.S. Quantitative Value ETF | Large-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Alpha Architect U.S. Quantitative Value ETF | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is actively managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.
Alpha Architect U.S. Quantitative Value ETF | Periodic Reallocation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Periodic Reallocation Risk. Because the Sub-Adviser will generally reallocate the Fund’s portfolio on a periodic basis, generally each month, (i) the Fund’s market exposure may be affected by significant market movements promptly following the periodic reconstitution that are not predictive of the market’s performance for the subsequent period and (ii) changes to the Fund’s market exposure may lag a significant change in the market’s direction (up or down) by as long as a month if such changes first take effect promptly following the periodic reallocation. Such lags between market performance and changes to the Fund’s exposure may result in significant underperformance relative to the broader equity or fixed income market.

Alpha Architect U.S. Quantitative Value ETF | Quantitative Security Selection Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Quantitative Security Selection Risk. Data for some companies may be less available and/or less current than data for companies in other markets. The Sub-Adviser uses a quantitative model, and its processes could be adversely affected if erroneous or outdated data is utilized. In addition, securities selected using the quantitative model could perform differently from the financial markets as a whole because of the characteristics used in the analysis, the weight placed on each characteristic and changes in the characteristic’s historical trends.

Alpha Architect U.S. Quantitative Value ETF | Small- And Mid-Capitalization Company Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Alpha Architect U.S. Quantitative Value ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Sub-Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.
•Consumer Discretionary Sector Risk. Companies engaged in the design, production or distribution of products or services for the consumer discretionary sector are subject to the risk that their products or services may become obsolete quickly. The success of these companies can depend heavily on disposable household income and consumer spending. During periods of an expanding economy, the consumer discretionary sector may outperform the consumer staples sector, but may underperform when economic conditions worsen.
•Energy Sector Risk. The market value of securities in the energy sector may decline for many reasons including, fluctuations in energy prices and supply and demand of energy fuels caused by geopolitical events, the success of exploration projects, weather or meteorological events, taxes, increased governmental or environmental regulation, resource depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events that result in injury, loss of life or property, pollution or other environmental damage claims, terrorist threats or attacks, among other factors. Markets for various energy-related commodities can have significant volatility and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and may incur significant amounts of debt, to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources, through acquisitions, or through long-term contracts to acquire reserves. Factors adversely affecting producers, refiners, distributors, or others in the energy sector may adversely affect companies that service or supply those entities, either because demand for those services or products is curtailed, or those services or products come under price pressure. Issuers in the energy sector may also be impacted by changing investor and consumer preferences arising from the sector’s potential exposure to sustainability and environmental concerns.
•Industrials Sector Risk. The value of securities issued by companies in the industrials sector may be affected by supply and demand both for their specific products or services and for industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction.

Alpha Architect U.S. Quantitative Value ETF | Sector Risk, Consumer Discretionary Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Consumer Discretionary Sector Risk. Companies engaged in the design, production or distribution of products or services for the consumer discretionary sector are subject to the risk that their products or services may become obsolete quickly. The success of these companies can depend heavily on disposable household income and consumer spending. During periods of an expanding economy, the consumer discretionary sector may outperform the consumer staples sector, but may underperform when economic conditions worsen.
Alpha Architect U.S. Quantitative Value ETF | Sector Risk, Energy Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Energy Sector Risk. The market value of securities in the energy sector may decline for many reasons including, fluctuations in energy prices and supply and demand of energy fuels caused by geopolitical events, the success of exploration projects, weather or meteorological events, taxes, increased governmental or environmental regulation, resource depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events that result in injury, loss of life or property, pollution or other environmental damage claims, terrorist threats or attacks, among other factors. Markets for various energy-related commodities can have significant volatility and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and may incur significant amounts of debt, to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources, through acquisitions, or through long-term contracts to acquire reserves. Factors adversely affecting producers, refiners, distributors, or others in the energy sector may adversely affect companies that service or supply those entities, either because demand for those services or products is curtailed, or those services or products come under price pressure. Issuers in the energy sector may also be impacted by changing investor and consumer preferences arising from the sector’s potential exposure to sustainability and environmental concerns.
Alpha Architect U.S. Quantitative Value ETF | Sector Risk , Industrials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Industrials Sector Risk. The value of securities issued by companies in the industrials sector may be affected by supply and demand both for their specific products or services and for industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction.
Alpha Architect U.S. Quantitative Value ETF | Value Style Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Value Style Investing Risk. A value stock may not increase in price if other investors fail to recognize the company’s value and bid up the price, or the markets favor faster-growing companies. Cyclical stocks in which the Fund may invest tend to lose value more quickly in periods of anticipated economic downturns than non- cyclical stocks. Companies that may be considered out of favor, particularly companies emerging from bankruptcy, may tend to lose value more quickly in periods of anticipated economic downturns, may have difficulty retaining customers and suppliers and, during economic downturns, may have difficulty paying their debt obligations or finding additional financing.

Alpha Architect U.S. Quantitative Value ETF | Alpha Architect U.S. Quantitative Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QVAL
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.29%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 30
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	93
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	163
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 368
Annual Return 2015	rr_AnnualReturn2015	(13.37%)
Annual Return 2016	rr_AnnualReturn2016	13.39%
Annual Return 2017	rr_AnnualReturn2017	24.97%
Annual Return 2018	rr_AnnualReturn2018	(16.54%)
Annual Return 2019	rr_AnnualReturn2019	23.53%
Annual Return 2020	rr_AnnualReturn2020	(6.00%)
Annual Return 2021	rr_AnnualReturn2021	34.17%
Annual Return 2022	rr_AnnualReturn2022	(11.57%)
Annual Return 2023	rr_AnnualReturn2023	28.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(40.26%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	28.16%
5 Years	rr_AverageAnnualReturnYear05	12.04%
Since Inception	rr_AverageAnnualReturnSinceInception	7.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2014
Alpha Architect U.S. Quantitative Value ETF | Alpha Architect U.S. Quantitative Value ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	27.56%
5 Years	rr_AverageAnnualReturnYear05	11.54%
Since Inception	rr_AverageAnnualReturnSinceInception	6.68%
Alpha Architect U.S. Quantitative Value ETF | Alpha Architect U.S. Quantitative Value ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	17.00%
5 Years	rr_AverageAnnualReturnYear05	9.51%
Since Inception	rr_AverageAnnualReturnSinceInception	5.61%
Alpha Architect International Quantitative Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Alpha Architect International Quantitative Value ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Alpha Architect International Quantitative Value ETF (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended September 30, 2023, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fee has been restated to reflect current fee.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s Investment Strategy
The Fund is actively managed by Alpha Architect, LLC, the Fund’s investment sub-adviser (“Alpha Architect” or the “Sub-Adviser”). The Sub-Adviser manages the Fund using proprietary methodology developed by the parent company of the Adviser and Sub-Adviser, Empirical Finance, LLC, dba Alpha Architect.
The Sub-Adviser employs a multi-step, quantitative, rules-based methodology to identify a portfolio of approximately 50 to 200 undervalued international equity securities with the potential for capital appreciation. A security is considered to be undervalued when it trades at a price below the price at which the Sub-Adviser believes it would trade if the market reflected all factors relating to the company’s worth.
The Sub-Adviser analyzes an initial universe of liquid stocks that principally trade developed non-U.S. markets securities exchanges in countries included in the MSCI EAFE Index. Typically, the minimum market capitalization for the smallest-capitalization stocks in the initial universe is above $1 billion.
The Sub-Adviser eliminates from the initial universe illiquid securities, real estate investment trusts, exchange-traded funds (ETFs), stocks of financial firms, and stocks of companies with less than twelve months of available financial data. The resulting universe is composed primarily of highly liquid, small-, mid- and large-cap stocks.
The Sub-Adviser then employs proprietary screens, which evaluate among other things, the firms’ accounting practices, to eliminate firms that are potential “value traps.” That is, these screens eliminate firms with, in the Sub-Adviser’s view, negative characteristics. Those could include situations where firms appear to be experiencing financial distress or have manipulated accounting data. For example, we may seek to avoid firms that have large accruals (i.e., their net income greatly exceeds their free cash flow).
Next, the Sub-Adviser employs a value-driven approach to identify the cheapest companies based on a value-centric metric known as the “enterprise multiple,” a firm’s total enterprise value (TEV) divided by a firm’s earnings before interest and taxes (EBIT, often referred to as operating income). While enterprise multiples are the focus of the Sub-Adviser’s approach, the Sub-Adviser also incorporates information from other common value metrics, such as book-to-market, cash-flow to price, and earnings to price to identify the cheapest companies. Last, the Sub-Adviser employs an ensemble of quality screens, which consider metrics like current profitability, stability, and recent operational improvements, to select the top 50 to 200 stocks from the cheapest stocks.
As of September 30, 2023, the Fund had significant exposures to the following sectors: Consumer Discretionary (32.4%), Energy (22.7%), and Industrials (18.4%).
The Sub-Adviser will reallocate the Fund’s portfolio on a periodic basis, generally each month.
The Fund may also invest up to 20% of its assets in cash and cash equivalents, other investment companies, as well as securities and other instruments.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table shows illustrates how the Fund’s average annual returns for one-year, five-year, and since inception periods compare with those of a broad measure of market performance. For the period February 1, 2017 through January 30, 2022, the Fund was passively-managed and the Fund sought to track the performance of a propriety index that was constructed in a manner substantially similar to the methodology used to manage the Fund. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance information is also available on the Fund’s website at www.alphaarchitect.com/funds or by calling the Fund at (215) 882-9983.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(215) 882-9983
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alphaarchitect.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 17.39% (quarter ended December 31, 2022) and the Fund’s lowest return for a calendar quarter was -28.77% (quarter ended March 31, 2020).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rates during the period covered by the table and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through a tax-deferred arrangement, such as a 401(k) plan or an IRA.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	Index assumes withholding taxes on dividends.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rates during the period covered by the table and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through a tax-deferred arrangement, such as a 401(k) plan or an IRA.
The Solactive Developed Markets ex N.A. Large and Mid-Cap Index is a broad-based index covering mid- to large- cap equity securities in international, developed markets outside of North America.
Alpha Architect International Quantitative Value ETF | Solactive Developed Markets ex N.A. Large and Mid-Cap Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expense)	[3]
Label	rr_AverageAnnualReturnLabel	Solactive Developed Markets ex N.A. Large and Mid-Cap Index (reflects no deduction for fees or expense)1	[3]
1 Year	rr_AverageAnnualReturnYear01	17.91%	[3]
5 Years	rr_AverageAnnualReturnYear05	8.07%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.43%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2014
Alpha Architect International Quantitative Value ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
Alpha Architect International Quantitative Value ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Alpha Architect International Quantitative Value ETF | Depositary Receipts Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Depositary Receipts Risk. The risks of investments in depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”), are substantially similar to Foreign Investment Risk. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Alpha Architect International Quantitative Value ETF | Equity Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market, or securities markets generally.

Alpha Architect International Quantitative Value ETF | Foreign Investment Risk member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.
•Risks Related to Investing in Australia. To the extent the Fund invests in Australian securities, it will be subject to risks related to investing in Australia. Investments in Australian issuers may subject the Fund to regulatory, political, currency, security, and economic risk specific to Australia. The Australian economy is heavily dependent on exports from the agricultural and mining sectors. This makes the Australian economy susceptible to fluctuations in the commodity markets. Australia is also dependent on trading with key trading partners.
•Risks Related to Investing in Europe. To the extent the Fund invests in European securities, it will be subject to risks related to investing in Europe. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the European Union (the “EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the European countries in which the Fund invests.
In addition, the United Kingdom resolved to leave the EU, an event commonly known as “Brexit.” The United Kingdom officially left the EU on January 31, 2020. Although the UK and EU have made a trade agreement that was entered into force on May 1, 2021, certain post-EU arrangements were outside the scope of the negotiating mandate and remain unresolved and subject to further negotiation and agreement.
There remains significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic and market outcomes are difficult to predict. The uncertainty surrounding the UK’s economy, and its legal, political, and economic relationship with the remaining member states of the EU, may continue to be a source of instability and cause considerable disruption in securities markets, including increased volatility and illiquidity, as well as currency fluctuations in the British pound’s exchange rate against the U.S. dollar.
•Risks Related to Investing in Japan. As of September 30, 2023, a significant portion of the Fund’s assets was invested in Japanese securities. As a result, the Fund is subject to greater risks of adverse developments in Japan and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in Japan or the region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund.
The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Since the year 2000, Japan’s economic growth rate has remained relatively low and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis.
Additionally, decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates, a recession in the United States or continued increases in foreclosure rates may have an adverse impact on the economy of Japan. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the Funds’ investment in Japan.

Alpha Architect International Quantitative Value ETF | Geopolitical/Natural Disaster Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Geopolitical/Natural Disaster Risks. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.

Alpha Architect International Quantitative Value ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The Nasdaq Stock Market, LLC (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares. In addition, because securities held by the Fund may trade on foreign exchanges that are closed when its primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Alpha Architect International Quantitative Value ETF | ETF Risk, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Alpha Architect International Quantitative Value ETF | ETF Risk, Premium-Discount Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The Nasdaq Stock Market, LLC (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares. In addition, because securities held by the Fund may trade on foreign exchanges that are closed when its primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
Alpha Architect International Quantitative Value ETF | ETF Risk, Cost Of Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
Alpha Architect International Quantitative Value ETF | ETF Risk, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size)
Alpha Architect International Quantitative Value ETF | Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.
Alpha Architect International Quantitative Value ETF | Large-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Alpha Architect International Quantitative Value ETF | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is actively managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.
Alpha Architect International Quantitative Value ETF | Periodic Reallocation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Periodic Reallocation Risk. Because the Sub-Adviser will generally reallocate the Fund’s portfolio on a periodic basis, generally each month, (i) the Fund’s market exposure may be affected by significant market movements promptly following the periodic reconstitution that are not predictive of the market’s performance for the subsequent period and (ii) changes to the Fund’s market exposure may lag a significant change in the market’s direction (up or down) by as long as a month if such changes first take effect promptly following the periodic reallocation. Such lags between market performance and changes to the Fund’s exposure may result in significant underperformance relative to the broader equity or fixed income market.

Alpha Architect International Quantitative Value ETF | Quantitative Security Selection Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Quantitative Security Selection Risk. Data for some companies may be less available and/or less current than data for companies in other markets. The Sub-Adviser uses a quantitative model, and its processes could be adversely affected if erroneous or outdated data is utilized. In addition, securities selected using the quantitative model could perform differently from the financial markets as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic and changes in the characteristic’s historical trends.

Alpha Architect International Quantitative Value ETF | Risks Related to Investing in Australia Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risks Related to Investing in Australia. To the extent the Fund invests in Australian securities, it will be subject to risks related to investing in Australia. Investments in Australian issuers may subject the Fund to regulatory, political, currency, security, and economic risk specific to Australia. The Australian economy is heavily dependent on exports from the agricultural and mining sectors. This makes the Australian economy susceptible to fluctuations in the commodity markets. Australia is also dependent on trading with key trading partners.
Alpha Architect International Quantitative Value ETF | Risks Related To Investing In Europe Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risks Related to Investing in Europe. To the extent the Fund invests in European securities, it will be subject to risks related to investing in Europe. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the European Union (the “EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the European countries in which the Fund invests.
In addition, the United Kingdom resolved to leave the EU, an event commonly known as “Brexit.” The United Kingdom officially left the EU on January 31, 2020. Although the UK and EU have made a trade agreement that was entered into force on May 1, 2021, certain post-EU arrangements were outside the scope of the negotiating mandate and remain unresolved and subject to further negotiation and agreement.
There remains significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic and market outcomes are difficult to predict. The uncertainty surrounding the UK’s economy, and its legal, political, and economic relationship with the remaining member states of the EU, may continue to be a source of instability and cause considerable disruption in securities markets, including increased volatility and illiquidity, as well as currency fluctuations in the British pound’s exchange rate against the U.S. dollar.
Alpha Architect International Quantitative Value ETF | Risks Related To Investing In Japan Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risks Related to Investing in Japan. As of September 30, 2023, a significant portion of the Fund’s assets was invested in Japanese securities. As a result, the Fund is subject to greater risks of adverse developments in Japan and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in Japan or the region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund.
The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Since the year 2000, Japan’s economic growth rate has remained relatively low and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis.
Additionally, decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates, a recession in the United States or continued increases in foreclosure rates may have an adverse impact on the economy of Japan. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the Funds’ investment in Japan.

Alpha Architect International Quantitative Value ETF | Small- And Mid-Capitalization Company Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Alpha Architect International Quantitative Value ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Sub-Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.
•Consumer Discretionary Sector Risk. Companies engaged in the design, production or distribution of products or services for the consumer discretionary sector are subject to the risk that their products or services may become obsolete quickly. The success of these companies can depend heavily on disposable household income and consumer spending. During periods of an expanding economy, the consumer discretionary sector may outperform the consumer staples sector, but may underperform when economic conditions worsen.
•Energy Sector Risk. The market value of securities in the energy sector may decline for many reasons including, fluctuations in energy prices and supply and demand of energy fuels caused by geopolitical events, the success of exploration projects, weather or meteorological events, taxes, increased governmental or environmental regulation, resource depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events that result in injury, loss of life or property, pollution or other environmental damage claims, terrorist threats or attacks, among other factors. Markets for various energy-related commodities can have significant volatility and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and may incur significant amounts of debt, to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources, through acquisitions, or through long-term contracts to acquire reserves. Factors adversely affecting producers, refiners, distributors, or others in the energy sector may adversely affect companies that service or supply those entities, either because demand for those services or products is curtailed, or those services or products come under price pressure. Issuers in the energy sector may also be impacted by changing investor and consumer preferences arising from the sector’s potential exposure to sustainability and environmental concerns.
•Industrials Sector Risk. The value of securities issued by companies in the industrials sector may be affected by supply and demand both for their specific products or services and for industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction.

Alpha Architect International Quantitative Value ETF | Sector Risk, Consumer Discretionary Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Consumer Discretionary Sector Risk. Companies engaged in the design, production or distribution of products or services for the consumer discretionary sector are subject to the risk that their products or services may become obsolete quickly. The success of these companies can depend heavily on disposable household income and consumer spending. During periods of an expanding economy, the consumer discretionary sector may outperform the consumer staples sector, but may underperform when economic conditions worsen.
Alpha Architect International Quantitative Value ETF | Sector Risk, Energy Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Energy Sector Risk. The market value of securities in the energy sector may decline for many reasons including, fluctuations in energy prices and supply and demand of energy fuels caused by geopolitical events, the success of exploration projects, weather or meteorological events, taxes, increased governmental or environmental regulation, resource depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events that result in injury, loss of life or property, pollution or other environmental damage claims, terrorist threats or attacks, among other factors. Markets for various energy-related commodities can have significant volatility and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and may incur significant amounts of debt, to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources, through acquisitions, or through long-term contracts to acquire reserves. Factors adversely affecting producers, refiners, distributors, or others in the energy sector may adversely affect companies that service or supply those entities, either because demand for those services or products is curtailed, or those services or products come under price pressure. Issuers in the energy sector may also be impacted by changing investor and consumer preferences arising from the sector’s potential exposure to sustainability and environmental concerns.
Alpha Architect International Quantitative Value ETF | Sector Risk , Industrials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Industrials Sector Risk. The value of securities issued by companies in the industrials sector may be affected by supply and demand both for their specific products or services and for industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction.
Alpha Architect International Quantitative Value ETF | Value Style Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Value Style Investing Risk. A value stock may not increase in price if other investors fail to recognize the company’s value and bid up the price or the markets favor faster-growing companies. Cyclical stocks in which the Fund may invest tend to lose value more quickly in periods of anticipated economic downturns than non-cyclical stocks. Companies that may be considered out of favor, particularly companies emerging from bankruptcy, may tend to lose value more quickly in periods of anticipated economic downturns, may have difficulty retaining customers and suppliers and, during economic downturns, may have difficulty paying their debt obligations or finding additional financing.

Alpha Architect International Quantitative Value ETF | Alpha Architect International Quantitative Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IVAL
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%	[4]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	125
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	219
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 493
Annual Return 2015	rr_AnnualReturn2015	(3.31%)
Annual Return 2016	rr_AnnualReturn2016	9.01%
Annual Return 2017	rr_AnnualReturn2017	30.36%
Annual Return 2018	rr_AnnualReturn2018	(21.63%)
Annual Return 2019	rr_AnnualReturn2019	20.59%
Annual Return 2020	rr_AnnualReturn2020	(5.24%)
Annual Return 2021	rr_AnnualReturn2021	(0.02%)
Annual Return 2022	rr_AnnualReturn2022	(9.55%)
Annual Return 2023	rr_AnnualReturn2023	20.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.77%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.12%
5 Years	rr_AverageAnnualReturnYear05	4.42%
Since Inception	rr_AverageAnnualReturnSinceInception	3.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2014
Alpha Architect International Quantitative Value ETF | Alpha Architect International Quantitative Value ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	18.92%
5 Years	rr_AverageAnnualReturnYear05	3.57%
Since Inception	rr_AverageAnnualReturnSinceInception	2.84%
Alpha Architect International Quantitative Value ETF | Alpha Architect International Quantitative Value ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	13.16%
5 Years	rr_AverageAnnualReturnYear05	3.54%
Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Alpha Architect U.S. Quantitative Momentum ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Alpha Architect U.S. Quantitative Momentum ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Alpha Architect U.S. Quantitative Momentum ETF (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended September 30, 2023, the Fund’s portfolio turnover rate was 193% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	193.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fee has been restated to reflect current fee.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s Investment Strategy
The Fund is actively managed by Alpha Architect, LLC, the Fund’s investment sub-adviser (“Alpha Architect” or the “Sub-Adviser”). The Sub-Adviser manages the Fund using proprietary methodology developed by the parent company of the Adviser and Sub-Adviser, Empirical Finance, LLC, dba Alpha Architect.
The Sub-Adviser employs a multi-step, quantitative, rules-based methodology to identify a portfolio of approximately 50 to 200 equity securities with the highest relative momentum, as described below. A “momentum” style of investing emphasizes investing in securities that have had higher recent total return performance compared to other securities.
The Sub-Adviser analyzes an initial universe of liquid stocks that principally trade on a U.S. exchange. Typically, the minimum market capitalization for the smallest-capitalization stocks in the initial universe is above $1 billion.
The Sub-Adviser eliminates from the initial universe illiquid securities, real estate investment trusts, exchange-traded funds (ETFs), American Depositary Receipts, and stocks of companies with less than twelve months of available financial data. The resulting universe is composed primarily of highly liquid, small-, mid- and large-cap stocks.
The Sub-Adviser then employs proprietary screens to eliminate companies with issues that may negatively impact their momentum. For example, the Sub-Adviser will generally eliminate companies that measure poorly on any of the following variables: (1) past six-month momentum (lower is bad), (2) past nine-month momentum (lower is bad), and (3) beta (higher is bad).
Next, the Sub-Adviser screens the remaining universe of companies to identify the companies with the highest cumulative return for the past 12 months, excluding the most recent month. Last, the Sub-Adviser employs an ensemble of momentum quality screens to identify which of the remaining companies has experienced the most consistent positive returns, as opposed to short-lived success during the 12-month period measured above. The Sub-Adviser then selects the top 50 to 200 momentum stocks.
As of September 30, 2023, the Fund had significant exposures to the following sectors: Consumer Discretionary (29.6%), Industrials (27.7%) and Information Technology (16.0%).
The Sub-Adviser will reallocate the Fund’s portfolio on a periodic basis, generally each month.
The Fund may also invest up to 20% of its assets in cash and cash equivalents, other investment companies, as well as securities and other instruments.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table shows illustrates how the Fund’s average annual returns for one-year, five-year and since inception periods compare with those of a broad measure of market performance. For the period February 1, 2017 through January 30, 2022, the Fund was passively-managed and the Fund sought to track the performance of a propriety index that was constructed in a manner substantially similar to the methodology used to manage the Fund. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance information is also available on the Fund’s website at www.alphaarchitect.com/funds or by calling the Fund at (215) 882-9983.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(215) 882-9983
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alphaarchitect.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 36.45% (quarter ended June 30, 2020) and the Fund’s lowest return for a calendar quarter was -25.54% (quarter ended December 31, 2018).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rates during the period covered by the table and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through a tax- deferred arrangement, such as a 401(k) plan or an IRA.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	Index assumes withholding taxes on dividends.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rates during the period covered by the table and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through a tax- deferred arrangement, such as a 401(k) plan or an IRA.
The Solactive GBS U.S. 1000 Index is a broad-based index covering mid- to large cap equity securities in the United States.

Alpha Architect U.S. Quantitative Momentum ETF | Solactive GBS U.S. 1000 Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)	[5]
Label	rr_AverageAnnualReturnLabel	Solactive GBS U.S. 1000 Index (reflects no deduction for fees or expenses)1	[5]
1 Year	rr_AverageAnnualReturnYear01	26.11%	[5]
5 Years	rr_AverageAnnualReturnYear05	14.93%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	11.89%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2015
Alpha Architect U.S. Quantitative Momentum ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
Alpha Architect U.S. Quantitative Momentum ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Alpha Architect U.S. Quantitative Momentum ETF | Equity Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Alpha Architect U.S. Quantitative Momentum ETF | Geopolitical/Natural Disaster Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Geopolitical/Natural Disaster Risks. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.

Alpha Architect U.S. Quantitative Momentum ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The Nasdaq Stock Market, LLC (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Alpha Architect U.S. Quantitative Momentum ETF | ETF Risk, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Alpha Architect U.S. Quantitative Momentum ETF | ETF Risk, Premium-Discount Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The Nasdaq Stock Market, LLC (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
Alpha Architect U.S. Quantitative Momentum ETF | ETF Risk, Cost Of Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
Alpha Architect U.S. Quantitative Momentum ETF | ETF Risk, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size)
Alpha Architect U.S. Quantitative Momentum ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
High Portfolio Turnover Risk. The Fund’s investment strategy may from time-to-time result in higher turnover rates. This may increase the Fund’s brokerage commission costs, which could negatively impact the performance of the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains, distributions of which would generally be taxed to you as ordinary income and thus cause you to pay higher taxes

Alpha Architect U.S. Quantitative Momentum ETF | Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.
Alpha Architect U.S. Quantitative Momentum ETF | Large-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Alpha Architect U.S. Quantitative Momentum ETF | Momentum Style Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Momentum Style Risk. Investing in or having exposure to securities with the highest relative momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross- section of securities. Returns on securities that have previously exhibited momentum may be less than returns on other styles of investing or the overall stock market. Momentum can turn quickly and cause significant variation from other types of investments, and stocks that previously exhibited high momentum may not experience continued highest relative momentum. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of the Fund using a momentum strategy may suffer.

Alpha Architect U.S. Quantitative Momentum ETF | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is actively managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.
Alpha Architect U.S. Quantitative Momentum ETF | Periodic Reallocation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Periodic Reallocation Risk. Because the Sub-Adviser will generally reallocate the Fund’s portfolio on a periodic basis, generally each month, (i) the Fund’s market exposure may be affected by significant market movements promptly following the periodic reconstitution that are not predictive of the market’s performance for the subsequent period and (ii) changes to the Fund’s market exposure may lag a significant change in the market’s direction (up or down) by as long as a month if such changes first take effect promptly following the periodic reallocation. Such lags between market performance and changes to the Fund’s exposure may result in significant underperformance relative to the broader equity or fixed income market.

Alpha Architect U.S. Quantitative Momentum ETF | Quantitative Security Selection Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Quantitative Security Selection Risk. Data for some companies may be less available and/or less current than data for companies in other markets. The Sub-Adviser uses a quantitative model, and its processes could be adversely affected if erroneous or outdated data is utilized. In addition, securities selected using the quantitative model could perform differently from the financial markets as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic and changes in the characteristic’s historical trends.

Alpha Architect U.S. Quantitative Momentum ETF | Small- And Mid-Capitalization Company Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Alpha Architect U.S. Quantitative Momentum ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Sub-Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.
•Consumer Discretionary Sector Risk. Companies engaged in the design, production or distribution of products or services for the consumer discretionary sector are subject to the risk that their products or services may become obsolete quickly. The success of these companies can depend heavily on disposable household income and consumer spending. During periods of an expanding economy, the consumer discretionary sector may outperform the consumer staples sector, but may underperform when economic conditions worsen.
•Industrials Sector Risk. The value of securities issued by companies in the industrials sector may be affected by supply and demand both for their specific products or services and for industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction.
•Information Technology Sector Risk. The Fund will have exposure to companies operating in the technology sector. Technology companies, including information technology companies, may have limited product lines, financial resources and/or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

Alpha Architect U.S. Quantitative Momentum ETF | Sector Risk, Consumer Discretionary Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Consumer Discretionary Sector Risk. Companies engaged in the design, production or distribution of products or services for the consumer discretionary sector are subject to the risk that their products or services may become obsolete quickly. The success of these companies can depend heavily on disposable household income and consumer spending. During periods of an expanding economy, the consumer discretionary sector may outperform the consumer staples sector, but may underperform when economic conditions worsen.
Alpha Architect U.S. Quantitative Momentum ETF | Sector Risk , Industrials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Industrials Sector Risk. The value of securities issued by companies in the industrials sector may be affected by supply and demand both for their specific products or services and for industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction.
Alpha Architect U.S. Quantitative Momentum ETF | Sector Risk, Information Technology Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. The Fund will have exposure to companies operating in the technology sector. Technology companies, including information technology companies, may have limited product lines, financial resources and/or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
Alpha Architect U.S. Quantitative Momentum ETF | Alpha Architect U.S. Quantitative Momentum ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QMOM
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.29%	[6]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 30
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	93
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	163
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 368
Annual Return 2016	rr_AnnualReturn2016	5.14%
Annual Return 2017	rr_AnnualReturn2017	15.61%
Annual Return 2018	rr_AnnualReturn2018	(11.03%)
Annual Return 2019	rr_AnnualReturn2019	27.98%
Annual Return 2020	rr_AnnualReturn2020	61.99%
Annual Return 2021	rr_AnnualReturn2021	(4.03%)
Annual Return 2022	rr_AnnualReturn2022	(7.01%)
Annual Return 2023	rr_AnnualReturn2023	9.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.54%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.45%
5 Years	rr_AverageAnnualReturnYear05	15.15%
Since Inception	rr_AverageAnnualReturnSinceInception	9.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2015
Alpha Architect U.S. Quantitative Momentum ETF | Alpha Architect U.S. Quantitative Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	9.22%
5 Years	rr_AverageAnnualReturnYear05	15.01%
Since Inception	rr_AverageAnnualReturnSinceInception	9.25%
Alpha Architect U.S. Quantitative Momentum ETF | Alpha Architect U.S. Quantitative Momentum ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	5.75%
5 Years	rr_AverageAnnualReturnYear05	12.22%
Since Inception	rr_AverageAnnualReturnSinceInception	7.59%
Alpha Architect International Quantitative Momentum ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Alpha Architect International Quantitative Momentum ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Alpha Architect International Quantitative Momentum ETF (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended September 30, 2023, the Fund’s portfolio turnover rate was 140% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	140.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fee has been restated to reflect current fee.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s Investment Strategy
The Fund is actively managed by Alpha Architect, LLC, the Fund’s investment sub-adviser (“Alpha Architect” or the “Sub-Adviser”). The Sub-Adviser manages the Fund using proprietary methodology developed by the parent company of the Adviser and Sub-Adviser, Empirical Finance, LLC, dba Alpha Architect.
The Sub-Adviser employs a multi-step, quantitative, rules-based methodology to identify a portfolio of approximately 50 to 200 non-U.S. equity securities with the highest relative momentum, as described below. A “momentum” style of investing emphasizes investing in securities that have had higher recent total return performance compared to other securities.
The Sub-Adviser analyzes an initial universe of liquid stocks that principally trade on developed non-U.S. markets securities exchanges in countries included in the MSCI EAFE Index. Typically, the minimum market capitalization for the smallest-capitalization stocks in the initial universe is above $1 billion.
The Sub-Adviser eliminates from the initial universe illiquid securities, real estate investment trusts, exchange-traded funds (ETFs), American Depositary Receipts, and stocks of companies with less than twelve months of available financial data. The resulting universe is composed primarily of highly liquid, small-, mid- and large-cap stocks.
The Sub-Adviser then employs proprietary screens to eliminate companies with issues that may negatively impact their momentum. For example, the Sub-Adviser will generally eliminate companies that measure poorly on any of the following variables: (1) past six-month momentum (lower is bad), (2) past nine-month momentum (lower is bad), and (3) beta (higher is bad).
Next, the Sub-Adviser screens the remaining universe of companies to identify the companies with the highest cumulative return for the past 12 months, excluding the most recent month. Last, the Sub-Adviser employs an ensemble of momentum quality screens to identify which of the remaining companies has experienced the most consistent positive returns, as opposed to short-lived success during the 12-month period measured above. The Sub-Adviser then selects the top 50 to 200 momentum stocks.
As of September 30, 2023, the Fund had significant exposures to the following sectors: Financials (33.1%) and Consumer Discretionary (21.5%).
The Sub-Adviser will reallocate the Fund’s portfolio on a periodic basis, generally each month.
The Fund may also invest up to 20% of its assets in cash and cash equivalents, other investment companies, as well as securities and other instruments.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table shows illustrates how the Fund’s average annual returns for one-year, five-year, and since inception periods compare with those of a broad measure of market performance. For the period February 1, 2017 through January 30, 2022, the Fund was passively-managed and the Fund sought to track the performance of a propriety index that was constructed in a manner substantially similar to the methodology used to manage the Fund. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance information is also available on the Fund’s website at www.alphaarchitect.com/funds or by calling the Fund at (215) 882-9983.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(215) 882-9983
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alphaarchitect.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 26.80% (quarter ended June 30, 2020) and the Fund’s lowest return for a calendar quarter was -22.77% (quarter ended March 31, 2020).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rates during the period covered by the table and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through a tax- deferred arrangement, such as a 401(k) plan or an IRA.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	Index assumes withholding taxes on dividends.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rates during the period covered by the table and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through a tax- deferred arrangement, such as a 401(k) plan or an IRA.
The Solactive Developed Markets ex N.A. Large & Mid Cap Index is a broad-based index covering mid to large cap equity securities in international, developed markets outside of North America.

Alpha Architect International Quantitative Momentum ETF | Solactive Developed Markets ex N.A. Large & Mid Cap Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)	[7]
Label	rr_AverageAnnualReturnLabel	Solactive Developed Markets ex N.A. Large & Mid Cap Index (reflects no deduction for fees or expenses)1	[7]
1 Year	rr_AverageAnnualReturnYear01	17.91%	[7]
5 Years	rr_AverageAnnualReturnYear05	8.07%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	6.27%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 22, 2015
Alpha Architect International Quantitative Momentum ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
Alpha Architect International Quantitative Momentum ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Alpha Architect International Quantitative Momentum ETF | Depositary Receipts Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Depositary Receipts Risk. The risks of investments in depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”), are substantially similar to Foreign Investment Risk. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Alpha Architect International Quantitative Momentum ETF | Equity Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Alpha Architect International Quantitative Momentum ETF | Foreign Investment Risk member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.
•Risks Related to Investing in Europe. To the extent the Fund invests in European securities, it will be subject to risks related to investing in Europe. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the European Union (the “EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the European countries in which the Fund invests.
In addition, the United Kingdom resolved to leave the EU, an event commonly known as “Brexit.” The United Kingdom officially left the EU on January 31, 2020. Although the UK and EU have made a trade agreement that was entered into force on May 1, 2021, certain post-EU arrangements were outside the scope of the negotiating mandate and remain unresolved and subject to further negotiation and agreement. There remains significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic and market outcomes are difficult to predict. The uncertainty surrounding the UK’s economy, and its legal, political, and economic relationship with the remaining member states of the EU, may continue to be a source of instability and cause considerable disruption in securities markets, including increased volatility and illiquidity, as well as currency fluctuations in the British pound’s exchange rate against the U.S. dollar.
•Risks Related to Investing in Japan. To the extent the Fund invests Japanese securities, it will be subject to the risks related to investing in Japan. Political, social or economic disruptions in Japan or the region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund.
The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Since the year 2000, Japan’s economic growth rate has remained relatively low and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis.
Additionally, decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates, a recession in the United States or continued increases in foreclosure rates may have an adverse impact on the economy of Japan. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the Funds’ investment in Japan.

Alpha Architect International Quantitative Momentum ETF | Foreign Investment Risk, Risks Related To Investing In Europe
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risks Related to Investing in Europe. To the extent the Fund invests in European securities, it will be subject to risks related to investing in Europe. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the European Union (the “EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the European countries in which the Fund invests.
In addition, the United Kingdom resolved to leave the EU, an event commonly known as “Brexit.” The United Kingdom officially left the EU on January 31, 2020. Although the UK and EU have made a trade agreement that was entered into force on May 1, 2021, certain post-EU arrangements were outside the scope of the negotiating mandate and remain unresolved and subject to further negotiation and agreement. There remains significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic and market outcomes are difficult to predict. The uncertainty surrounding the UK’s economy, and its legal, political, and economic relationship with the remaining member states of the EU, may continue to be a source of instability and cause considerable disruption in securities markets, including increased volatility and illiquidity, as well as currency fluctuations in the British pound’s exchange rate against the U.S. dollar.

Alpha Architect International Quantitative Momentum ETF | Foreign Investment Risk, Risks Related To Investing In Japan
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risks Related to Investing in Japan. To the extent the Fund invests Japanese securities, it will be subject to the risks related to investing in Japan. Political, social or economic disruptions in Japan or the region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund.
The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Since the year 2000, Japan’s economic growth rate has remained relatively low and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis.
Additionally, decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates, a recession in the United States or continued increases in foreclosure rates may have an adverse impact on the economy of Japan. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the Funds’ investment in Japan.

Alpha Architect International Quantitative Momentum ETF | Geopolitical/Natural Disaster Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Geopolitical/Natural Disaster Risks. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.

Alpha Architect International Quantitative Momentum ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The Nasdaq Stock Market, LLC (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares. In addition, because securities held by the Fund may trade on foreign exchanges that are closed when its primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Alpha Architect International Quantitative Momentum ETF | ETF Risk, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Alpha Architect International Quantitative Momentum ETF | ETF Risk, Premium-Discount Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The Nasdaq Stock Market, LLC (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares. In addition, because securities held by the Fund may trade on foreign exchanges that are closed when its primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
Alpha Architect International Quantitative Momentum ETF | ETF Risk, Cost Of Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
Alpha Architect International Quantitative Momentum ETF | ETF Risk, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Alpha Architect International Quantitative Momentum ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
High Portfolio Turnover Risk. The Fund’s investment strategy may from time-to-time result in higher turnover rates. This may increase the Fund’s brokerage commission costs, which could negatively impact the performance of the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains, distributions of which would generally be taxed to you as ordinary income and thus cause you to pay higher taxes

Alpha Architect International Quantitative Momentum ETF | Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.
Alpha Architect International Quantitative Momentum ETF | Large-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Alpha Architect International Quantitative Momentum ETF | Momentum Style Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Momentum Style Risk. Investing in or having exposure to securities with the highest relative momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross- section of securities. Returns on securities that have previously exhibited momentum may be less than returns on other styles of investing or the overall stock market. Momentum can turn quickly and cause significant variation from other types of investments, and stocks that previously exhibited high momentum may not experience continued highest relative momentum. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of the Fund using a momentum strategy may suffer.

Alpha Architect International Quantitative Momentum ETF | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is actively managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.
Alpha Architect International Quantitative Momentum ETF | Periodic Reallocation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Periodic Reallocation Risk. Because the Sub-Adviser will generally reallocate the Fund’s portfolio on a periodic basis, generally each month, (i) the Fund’s market exposure may be affected by significant market movements promptly following the periodic reconstitution that are not predictive of the market’s performance for the subsequent period and (ii) changes to the Fund’s market exposure may lag a significant change in the market’s direction (up or down) by as long as a month if such changes first take effect promptly following the periodic reallocation. Such lags between market performance and changes to the Fund’s exposure may result in significant underperformance relative to the broader equity or fixed income market.

Alpha Architect International Quantitative Momentum ETF | Quantitative Security Selection Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Quantitative Security Selection Risk. Data for some companies may be less available and/or less current than data for companies in other markets. The Sub-Adviser uses a quantitative model, and its processes could be adversely affected if erroneous or outdated data is utilized. In addition, securities selected using the quantitative model could perform differently from the financial markets as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic and changes in the characteristic’s historical trends.

Alpha Architect International Quantitative Momentum ETF | Small- And Mid-Capitalization Company Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Alpha Architect International Quantitative Momentum ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Sub-Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.
•Consumer Discretionary Sector Risk. Companies engaged in the design, production or distribution of products or services for the consumer discretionary sector are subject to the risk that their products or services may become obsolete quickly. The success of these companies can depend heavily on disposable household income and consumer spending. During periods of an expanding economy, the consumer discretionary sector may outperform the consumer staples sector, but may underperform when economic conditions worsen.
•Financials Sector Risk. The Fund has exposure to companies in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

Alpha Architect International Quantitative Momentum ETF | Sector Risk, Consumer Discretionary Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Consumer Discretionary Sector Risk. Companies engaged in the design, production or distribution of products or services for the consumer discretionary sector are subject to the risk that their products or services may become obsolete quickly. The success of these companies can depend heavily on disposable household income and consumer spending. During periods of an expanding economy, the consumer discretionary sector may outperform the consumer staples sector, but may underperform when economic conditions worsen.
Alpha Architect International Quantitative Momentum ETF | Sector Risk, Financials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Financials Sector Risk. The Fund has exposure to companies in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.
Alpha Architect International Quantitative Momentum ETF | Alpha Architect International Quantitative Momentum ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IMOM
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%	[4]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	125
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	219
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 493
Annual Return 2016	rr_AnnualReturn2016	(9.72%)
Annual Return 2017	rr_AnnualReturn2017	33.16%
Annual Return 2018	rr_AnnualReturn2018	(22.15%)
Annual Return 2019	rr_AnnualReturn2019	17.42%
Annual Return 2020	rr_AnnualReturn2020	29.24%
Annual Return 2021	rr_AnnualReturn2021	(1.04%)
Annual Return 2022	rr_AnnualReturn2022	(21.95%)
Annual Return 2023	rr_AnnualReturn2023	9.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.77%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.16%
5 Years	rr_AverageAnnualReturnYear05	5.05%
Since Inception	rr_AverageAnnualReturnSinceInception	2.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 22, 2015
Alpha Architect International Quantitative Momentum ETF | Alpha Architect International Quantitative Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	8.61%
5 Years	rr_AverageAnnualReturnYear05	4.66%
Since Inception	rr_AverageAnnualReturnSinceInception	2.26%
Alpha Architect International Quantitative Momentum ETF | Alpha Architect International Quantitative Momentum ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	6.15%
5 Years	rr_AverageAnnualReturnYear05	4.13%
Since Inception	rr_AverageAnnualReturnSinceInception	2.11%
Alpha Architect Value Momentum Trend ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Alpha Architect Value Momentum Trend ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Alpha Architect Value Momentum Trend ETF (the “Fund”) seeks long term capital appreciation while attempting to minimize market drawdowns.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended September 30, 2023, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including the Underlying Alpha Architect ETFs (as defined herein).
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example reflects the Fund’s contractual expense limitation agreement only for the term of the contractual expense limitation agreement. For the other periods in the example, the figures shown do not reflect the fee waiver. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is actively managed by Alpha Architect, LLC, the Fund’s investment sub-adviser (“Alpha Architect” or the “Sub-Adviser”). The Sub-Adviser manages the Fund using proprietary methodology developed by the parent company of the Adviser and Sub-Adviser, Empirical Finance, LLC, dba Alpha Architect.
The Fund is a “fund of funds,” meaning that it primarily invests its assets in the shares of other exchange-traded funds (“ETFs”), rather than in securities of individual companies. The Fund’s portfolio is composed primarily of four other ETFs sub-advised by the Sub-Adviser: Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, and Alpha Architect International Quantitative Momentum ETF (each, an “Underlying Alpha Architect ETF”). The Fund invests in value and momentum securities. Alpha Architect U.S. Quantitative Value ETF and Alpha Architect U.S. Quantitative Momentum ETF provide exposure to domestic equity securities, while Alpha Architect International Quantitative Value ETF and Alpha Architect International Quantitative Momentum ETF provide exposure to international equity securities. In addition, the Fund may, from time to time, use hedging strategies (as described more below).
The Underlying Alpha Architect ETFs can be grouped into ETFs that use a quantitative momentum investment strategy (Alpha Architect U.S. Quantitative Momentum ETF and Alpha Architect International Quantitative Momentum ETF, referred to as the “Momentum ETFs”) and those that use a quantitative value investment strategy (Alpha Architect U.S. Quantitative Value ETF and the Alpha Architect International Quantitative Value ETF, referred to as the “Value ETFs”). A “momentum” investment style emphasizes investing in securities that recently have had better recent total return performance compared to other securities. In contrast, a “value” investment style emphasizes investing in securities that based on quantitative analysis are considered undervalue compared to other securities.
The Sub-Adviser manages each of the Underlying Alpha Architect ETFs using a multi-step, quantitative, rules-based methodology to identify a portfolio of equity securities with the highest relative momentum (for the Momentum ETFs) or potential for capital appreciation (for the Value ETFs), as described below. Construction of each Momentum and Value ETF’s portfolio begins with a universe of stocks that principally trade on the applicable exchanges (e.g., either U.S. exchanges or exchanges in countries included in the MSCI EAFE Index). Each universe of stocks is then screened to, among other things, include the largest common stocks based on their market capitalization (e.g., above $1 billion). A liquidity screen is then employed to eliminate illiquid securities.
For the Momentum ETFs, the Sub-Adviser then eliminates companies with potential issues, and thereafter screens the remaining companies to identify those with the highest cumulative return for the past 12 months, excluding the last month. Last, the Sub-Adviser employs momentum quality screens to identify which of the remaining companies has experienced the most consistent positive returns during the 12-month period measured above. The Sub-Adviser will reallocate the Momentum ETFs’ portfolios on a periodic basis, generally each month.
For the Value ETFs, the second stage incorporates proprietary models to identify and exclude companies at risk of potential poor financial performance. The third stage employs a value-driven approach to identify the cheapest firms based on a proprietary value-centric metric similar to what is known as the “enterprise multiple,” a firm’s total enterprise value divided by earnings before interest and taxes (EBIT). Last, the Sub-Adviser employs an ensemble of quality screens, which consider metrics like current profitability, stability, and recent operational improvements. The Sub-Adviser will reallocate the Value ETFs’ portfolios on a periodic basis, generally each month.
The Sub-Adviser allocates the Fund’s portfolio across the four Underlying Alpha Architect ETFs using a proprietary model. The Fund will generally allocate more assets to an Underlying Alpha Architect ETFs with higher relative momentum and fewer assets to an Underlying Alpha Architect ETF with lower relative momentum. As of September 30, 2023, the Fund, excluding the use of any hedging strategies (as described more below), was weighted as follows: 30.31% in the Alpha Architect U.S. Quantitative Value ETF; 34.68% in the Alpha Architect
International Quantitative Value ETF; 14.33% in the Alpha Architect U.S. Quantitative Momentum ETF; 19.74% Alpha Architect International Quantitative Momentum ETF; and 0.94% in cash and cash equivalents.
As of September 30, 2023, the Fund had significant exposure to the following sectors: Consumer Discretionary (26.67%) and Energy (20.96%).
Hedging
To seek to avoid down trending markets, the Fund may hedge up to 100% of the value of its long portfolio. The Sub-Adviser uses a mathematical modeling approach with respect to the use of hedging techniques. The Fund may use derivatives, including U.S. exchange-traded stock index futures or options thereon, to seek to hedge during times when the Sub-Adviser’s model indicates that the U.S. equity market or international equity market identifies unfavorable trends in each respective market. The Fund will engage in hedging of its U.S. portfolio by shorting a representative broad-based U.S. securities index ETF or similar futures contracts. Likewise, the Fund will engage in hedging of its international portfolio by shorting a representative broad-based international securities index ETF or similar futures contracts. As of September 30, 2023, the Fund’s portfolio was 0% hedged.
Reallocations and Cash
The Fund’s portfolio will generally be reallocated up to twice a month. The Sub-Adviser performs the above-mentioned hedging calculations twice each month.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table shows illustrates how the Fund’s average annual returns for one-year, five-year, and since inception periods compare with those of a broad measure of market performance. From the Fund’s commencement of operations through January 30, 2022, the Fund was passively-managed and the Fund sought to track the performance of a propriety index that was constructed in a manner substantially similar to the methodology used to manage the Fund. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance information is also available on the Fund’s website at www.alphaarchitect.com/funds or by calling the Fund at (215) 882-9983.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(215) 882-9983
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alphaarchitect.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 8.97% (quarter ended December 31, 2020) and the Fund’s lowest return for a calendar quarter was -16.79% (quarter ended March 31, 2020).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rates during the period covered by the table and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through a tax- deferred arrangement, such as a 401(k) plan or an IRA.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	The Solactive 1-3 Month U.S. T-Bill Index reflects no deduction for fees, taxes, or expenses. However, each of the Solactive GBS United States 1000 Index and Solactive GBS Developed Markets ex North America Large & Mid Cap Index assumes withholding taxes on dividends.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rates during the period covered by the table and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through a tax- deferred arrangement, such as a 401(k) plan or an IRA. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
The Fund’s primary benchmark is comprised of three separate indices, namely, 35% Solactive GBS United States 1000 Index, 35% Solactive GBS Developed Markets ex North America Large & Mid Cap Index, and 30% Solactive 1-3 Month U.S. T-Bill Index. The Solactive GBS United States 1000 Index intends to track the performance of the largest 1000 companies from the US stock market and is based on the Solactive Global Benchmark Series. The Solactive GBS Developed Markets ex N.A. Large & Mid Cap Index is a broad-based index covering mid- to large- cap equity securities in international, developed markets outside of North America. The Solactive 1-3 Month US T-Bill Index is a rules-based market value weighted index engineered for the short-term T-Bill market denominated in USD.

Alpha Architect Value Momentum Trend ETF | 35% Solactive GBS United States 1000 Index, 35% Solactive GBS Developed Markets ex North America Large & Mid Cap Index, 30% Solactive 1-3 Month U.S. T-Bill Index (reflects no deduction for fees, taxes, or expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, taxes, or expenses)	[8]
Label	rr_AverageAnnualReturnLabel	35% Solactive GBS United States 1000 Index, 35% Solactive GBS Developed Markets ex North America Large & Mid Cap Index, 30% Solactive 1-3 Month U.S. T-Bill Index (reflects no deduction for fees, taxes, or expenses)1	[8]
1 Year	rr_AverageAnnualReturnYear01	16.96%	[8]
5 Years	rr_AverageAnnualReturnYear05	8.92%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	7.01%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2017
Alpha Architect Value Momentum Trend ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
Alpha Architect Value Momentum Trend ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Alpha Architect Value Momentum Trend ETF | Depositary Receipts Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to Foreign Investment Risk. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Alpha Architect Value Momentum Trend ETF | Derivatives Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by, another asset, rate or index (i.e., stock options, futures contracts, caps, floors, etc.). Unfavorable changes in the value of the underlying asset, rate or index may cause sudden losses. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, a the Fund could lose more than the principal amount invested. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation. To the extent a derivative contract is used to hedge another position in the Fund, the Fund will be exposed to the risks associated with hedging. Since the Fund primarily uses exchange-traded equity index futures contracts and exchange-traded interest rate futures contracts, the primary risks associated with the Fund’s use of derivatives are equity market risk and hedging risk.

Alpha Architect Value Momentum Trend ETF | Equity Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market, or securities markets generally.

Alpha Architect Value Momentum Trend ETF | Foreign Investment Risk member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally, such as differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

Alpha Architect Value Momentum Trend ETF | Geopolitical/Natural Disaster Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Geopolitical/Natural Disaster Risks. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.

Alpha Architect Value Momentum Trend ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The Nasdaq Stock Market, LLC (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Alpha Architect Value Momentum Trend ETF | ETF Risk, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Alpha Architect Value Momentum Trend ETF | ETF Risk, Premium-Discount Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The Nasdaq Stock Market, LLC (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
Alpha Architect Value Momentum Trend ETF | ETF Risk, Cost Of Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
Alpha Architect Value Momentum Trend ETF | ETF Risk, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Alpha Architect Value Momentum Trend ETF | Fund Of Funds Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Fund of Funds Risk. Because it invests primarily in other funds, the Fund’s investment performance largely depends on the investment performance of those Underlying Alpha Architect ETFs. An investment in the Fund is subject to the risks associated with the Underlying Alpha Architect ETFs that comprise the Fund’s portfolio. At times, certain of the segments of the market represented by constituent Underlying Alpha Architect ETFs may be out of favor and underperform other segments. The Fund indirectly pays a proportional share of the expenses of the Underlying Alpha Architect ETFs in which it invests (including operating expenses and management fees), which are identified in the fee schedule above as “Acquired Fund Fees and Expenses.”

Alpha Architect Value Momentum Trend ETF | Hedging Model Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Hedging Model Risk. The risk that the Fund’s use of hedging strategies based on mathematical models may not produce the desired result or risk that the Sub-Adviser is unable to trade certain derivatives effectively or in a timely manner. The Sub-Adviser uses a mathematical approach to the implementation of hedging strategies. Maintenance of the hedging strategies will not ensure that the Fund will deliver competitive returns. The use of derivatives in connection with the Fund’s hedging strategies may expose the Fund to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only invested directly in equity securities. Hedging strategies could limit the Fund’s gains in rising markets and may expose the Fund to costs to which it would otherwise not have been exposed. The Fund’s hedging strategies may result in the Fund outperforming the general securities market during periods of flat or negative market performance and underperforming the general securities market during periods of positive market performance.

Alpha Architect Value Momentum Trend ETF | Hedging Risk - General Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Hedging Risk - General. A hedge is an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position in a related security or basket of securities (often a derivative, such as an option or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security or basket of securities will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

Alpha Architect Value Momentum Trend ETF | Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Alpha Architect Value Momentum Trend ETF | Large-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Alpha Architect Value Momentum Trend ETF | Momentum Style Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Momentum Style Risk. Investing in or having exposure to securities with the highest relative momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross- section of securities. Returns on securities that have previously exhibited momentum may be less than returns on other styles of investing or the overall stock market. Momentum can turn quickly and cause significant variation from other types of investments, and stocks that previously exhibited high momentum may not experience continued highest relative momentum. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer.

Alpha Architect Value Momentum Trend ETF | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is actively managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.
Alpha Architect Value Momentum Trend ETF | Periodic Reallocation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Periodic Reallocation Risk. Because the Sub-Adviser will generally reallocate the Fund’s portfolio on only a periodic basis, (i) the Fund’s market exposure may be affected by significant market movements promptly following the monthly reconstitution that are not predictive of the market’s performance for the subsequent period and (ii) changes to the Fund’s market exposure may lag a significant change in the market’s direction (up or down) by as long as a month if such changes first take effect promptly following the monthly reallocation. Such lags between market performance and changes to the Fund’s exposure may result in significant underperformance relative to the broader equity or fixed income market.

Alpha Architect Value Momentum Trend ETF | Portfolio Size Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Portfolio Size Risk. Pursuant to the Sub-Adviser’s methodology, the Fund’s portfolio is composed of a relatively small number of constituents. To the extent that a significant portion of the Fund’s total assets is invested in a limited number of holdings, the appreciation or depreciation of any one holding of the Fund may have a greater impact on the Fund’s NAV than it would if the Fund’s portfolio was comprised of a greater number of constituents.

Alpha Architect Value Momentum Trend ETF | Quantitative Security Selection Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Quantitative Security Selection Risk. Data for some companies in which the Underlying Alpha Architect ETFs invest or upon which the Fund calculates its risk-parity allocations may be less available and/or less current than data for companies in other markets. The Sub-Adviser uses a quantitative model to generate investment decisions and its processes and stock selection could be adversely affected if it relies on erroneous or outdated data. In addition, securities selected using the quantitative model could perform differently from the financial markets as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic and changes in the characteristic’s historical trends.

Alpha Architect Value Momentum Trend ETF | Small- And Mid-Capitalization Company Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often small and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Alpha Architect Value Momentum Trend ETF | Short Sale Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Short Sale Risk. Short selling is generally considered speculative, has the potential for unlimited loss and may involve leverage, which can magnify a Fund’s exposure to assets that decline in value and increase the volatility of the Fund’s net asset value. If the price of a security which the Fund has sold short increases between the time of the short sale and when the position is closed out, the Fund will incur a loss equal to the increase in price from the time of the short sale plus any related interest payments, dividends, transaction or other costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Purchasing a security to cover a short position can itself cause the price of the security to rise, potentially exacerbating a loss or reducing a gain. In addition, the Fund is subject to the risk that the lender of a security will terminate the loan at a time when the Fund is unable to borrow the same instrument from another lender. A Fund that uses short sales is subject to the risk that its prime broker will be unwilling or unable to perform its contractual obligations. Regulatory restrictions limit the extent to which the Fund may engage in short sales.

Alpha Architect Value Momentum Trend ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Sub-Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.
•Consumer Discretionary Sector Risk. Companies engaged in the design, production or distribution of products or services for the consumer discretionary sector are subject to the risk that their products or services may become obsolete quickly. The success of these companies can depend heavily on disposable household income and consumer spending. During periods of an expanding economy, the consumer discretionary sector may outperform the consumer staples sector, but may underperform when economic conditions worsen.
•Energy Sector Risk. The market value of securities in the energy sector may decline for many reasons including, fluctuations in energy prices and supply and demand of energy fuels caused by geopolitical events, the success of exploration projects, weather or meteorological events, taxes, increased governmental or environmental regulation, resource depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events that result in injury, loss of life or property, pollution or other environmental damage claims, terrorist threats or attacks, among other factors. Markets for various energy-related commodities can have significant volatility and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and may incur significant amounts of debt, to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources, through acquisitions, or through long-term contracts to acquire reserves. Factors adversely affecting producers, refiners, distributors, or others in the energy sector may adversely affect companies that service or supply those entities, either because demand for those services or products is curtailed, or those services or products come under price pressure. Issuers in the energy sector may also be impacted by changing investor and consumer preferences arising from the sector’s potential exposure to sustainability and environmental concerns

Alpha Architect Value Momentum Trend ETF | Sector Risk, Consumer Discretionary Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Consumer Discretionary Sector Risk. Companies engaged in the design, production or distribution of products or services for the consumer discretionary sector are subject to the risk that their products or services may become obsolete quickly. The success of these companies can depend heavily on disposable household income and consumer spending. During periods of an expanding economy, the consumer discretionary sector may outperform the consumer staples sector, but may underperform when economic conditions worsen.
Alpha Architect Value Momentum Trend ETF | Sector Risk, Energy Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Energy Sector Risk. The market value of securities in the energy sector may decline for many reasons including, fluctuations in energy prices and supply and demand of energy fuels caused by geopolitical events, the success of exploration projects, weather or meteorological events, taxes, increased governmental or environmental regulation, resource depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events that result in injury, loss of life or property, pollution or other environmental damage claims, terrorist threats or attacks, among other factors. Markets for various energy-related commodities can have significant volatility and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and may incur significant amounts of debt, to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources, through acquisitions, or through long-term contracts to acquire reserves. Factors adversely affecting producers, refiners, distributors, or others in the energy sector may adversely affect companies that service or supply those entities, either because demand for those services or products is curtailed, or those services or products come under price pressure. Issuers in the energy sector may also be impacted by changing investor and consumer preferences arising from the sector’s potential exposure to sustainability and environmental concerns
Alpha Architect Value Momentum Trend ETF | Underlying Alpha Architect Funds Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Underlying Alpha Architect ETFs Risk. The Fund expects to invest a substantial portion of its assets in the Underlying Alpha Architect ETFs, so the Fund’s investment performance is likely to be directly related to the performance of the Underlying Alpha Architect ETFs. The Fund’s NAV will change with changes in the value of the Underlying Alpha Architect ETFs and other instruments in which the Fund invests based on their market valuations. If the investment advisory fee waiver is discontinued, an investment in the Fund will entail more costs and expenses than the combined costs and expenses of direct investments in the Underlying Alpha Architect ETFs and the costs and expense of engaging in hedging strategies as contemplated by the Sub-Adviser.
In addition to some or all of the foregoing risks, the Fund will be subject to the risks as noted below:

Alpha Architect Value Momentum Trend ETF | Value Style Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Value Style Investing Risk. A value stock may not increase in price if other investors fail to recognize the company’s value and bid up the price, or the markets favor faster-growing companies. Cyclical stocks in which an Alpha Architect ETF may invest tend to lose value more quickly in periods of anticipated economic downturns than non-cyclical stocks. Companies that may be considered out of favor, particularly companies emerging from bankruptcy, may tend to lose value more quickly in periods of anticipated economic downturns, may have difficulty retaining customers and suppliers and, during economic downturns, may have difficulty paying their debt obligations or finding additional financing.

Alpha Architect Value Momentum Trend ETF | Alpha Architect Value Momentum Trend ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VMOT
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.69%	[9]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.69%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[10]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.60%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[11]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.38%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 140
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	483
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	850
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,882
Annual Return 2018	rr_AnnualReturn2018	(15.71%)
Annual Return 2019	rr_AnnualReturn2019	4.59%
Annual Return 2020	rr_AnnualReturn2020	4.65%
Annual Return 2021	rr_AnnualReturn2021	3.74%
Annual Return 2022	rr_AnnualReturn2022	(7.28%)
Annual Return 2023	rr_AnnualReturn2023	(0.30%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.79%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.30%)
5 Years	rr_AverageAnnualReturnYear05	0.97%
Since Inception	rr_AverageAnnualReturnSinceInception	0.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2017
Alpha Architect Value Momentum Trend ETF | Alpha Architect Value Momentum Trend ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(1.28%)
5 Years	rr_AverageAnnualReturnYear05	0.55%
Since Inception	rr_AverageAnnualReturnSinceInception	0.12%
Alpha Architect Value Momentum Trend ETF | Alpha Architect Value Momentum Trend ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	0.45%
5 Years	rr_AverageAnnualReturnYear05	0.74%
Since Inception	rr_AverageAnnualReturnSinceInception	0.38%
Alpha Architect High Inflation and Deflation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Alpha Architect High Inflation and Deflation ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Alpha Architect High Inflation and Deflation ETF (the “Fund”) seeks long-term total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table and example below.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 15, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period ended September 30, 2023, the Fund’s portfolio turnover rate was 402% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	402.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses (AFFE) include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies, including funds which invest exclusively in money market instruments. Because AFFEs are not borne directly by the Fund, they will not be reflected in the expense information in the Fund’s financial statements and the information presented in the table will differ from that presented in the Fund’s financial highlights included in the Fund’s reports to shareholders
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example reflects the Fund’s contractual expense limitation agreement only for the term of the contractual expense limitation agreement. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s Investment Strategy
The Fund is an actively managed, non-diversified fund managed by Alpha Architect, LLC, the Fund’s investment sub-adviser (“Alpha Architect” or the “Sub-Adviser”). The Sub-Adviser manages the Fund using proprietary methodology developed by the parent company of the Adviser and Sub-Adviser, Empirical Finance, LLC, dba Alpha Architect.
The Fund primarily invests its assets in the shares of registered investment companies, including affiliated and non-affiliated exchange-traded funds (“ETFs”) (the “underlying funds”), that emphasize investments in (i) intermediate-term U.S. Treasury bonds; (ii) real estate; and (iii) commodities (the “Target Asset Classes”). The Fund expects to obtain its exposure to the Target Asset Classes primarily through its investments in underlying funds, but the Fund also may invest directly in equity interests in real estate investment trusts (REITs) and in intermediate-term U.S. Treasury bonds. The Sub-Adviser believes its investments in underlying funds will provide an efficient, low cost means for the Fund to gain exposure to the Target Asset Classes.
The Sub-Adviser has developed an investment model that is used to determine the asset allocations for the Fund, but the Sub-Adviser does retain discretion to modify the model. The Sub-Adviser does not anticipate major deviations from the model driven asset allocation process, but such deviations may occur in response to extreme market conditions. The asset allocation process can only be changed by the Sub-Adviser.
The Sub-Adviser’s model is quantitative and systematic, utilizing absolute momentum and trend-following factors to identify the allocations to the Target Asset Classes and/or cash and cash equivalents. Absolute momentum is reliant upon the continuance of an existing market trend while trend-following investment seeks to invest in assets that are considered in an upward trend. In the most basic terms, the model seeks to determine when a Target Asset Class (e.g., real estate) is perceived to be attractive from an investment perspective given current market conditions.
The Fund’s quantitative process is designed to analyze each Target Asset Class to determine whether it is demonstrating positive or negative price trends. The Sub-Adviser’s quantitative investment model will use various trend signals. The model generally relies on past prices and past return data. The Sub-Adviser may use a variety of lookbacks and formations that are subject to change based on the Sub-Adviser’s research efforts. Two examples of these lookbacks and formations would be a moving average signal and a time-series momentum signal when analyzing each Target Asset Class. These examples are representative of general trend-following techniques and may not be the exclusive signals used. The signals generated by the Sub-Adviser’s quantitative model are used to guide the Fund’s allocation to the Target Asset Classes and/or cash and cash equivalents.
The Sub-Adviser’s target weightings, when all Target Asset Classes have a “buy” signal, for the Fund are 50% exposure to intermediate-term U.S. Treasury bonds, 25% exposure to real estate securities, including REITs, and 25% exposure to commodities. The target weightings are simply investment targets and are subject to change based on the Sub-Adviser’s analysis of current market conditions. For example, if the Sub-Adviser’s analysis indicates a negative trend for any of the Fund’s Target Asset Classes, the Sub-Adviser will reduce or eliminate the Fund’s exposure to such Target Asset Class and invest such reallocated assets into other Target Asset Classes or cash and cash equivalents. The Fund’s investments in cash and cash equivalents, which may represent at times 100% of the Fund’s assets, will consist of money market funds, U.S. Treasury bills, and/or U.S. Treasury bill equivalents (or an underlying fund that focus its investments on these objectives).
The Sub-Adviser is responsible for determining the timing of trading and the actual securities selected for investment. When selecting investments, the Sub-Adviser will compile a list of investments that provide the Fund with the desired Target Asset Class exposure. As it relates to the Fund’s investments in underlying funds, the Sub-Adviser’s analysis may include, but is not limited to, a review of the underlying fund’s cost structure, holdings, investment process, market liquidity, performance, operational and legal issues, diversification, time horizon, and tax-related issues. The Sub-Adviser will generally sell or reduce its exposure to an investment based on the results of the Sub-Adviser’s quantitative model. The Sub-Adviser’s quantitative model is updated at least monthly and the Fund’s asset allocations will be systematically updated based on the results of the model. There are times when the Fund’s strategy may result in active and frequent trading of portfolio instruments to achieve its investment objective.
The Sub-Adviser, through its quantitative investment model, will actively manage the Fund’s portfolio across the different Target Asset Classes with the goal of providing investors with protection against an environment of high inflation or deflation. For example, during a period of perceived high inflation (i.e., a period where the general prices of goods and services are increasing in the economy), the Sub-Adviser will generally increase the Fund’s exposure to commodities through its investments in underlying funds, and at times, to REITs and other real estate securities. During a period of perceived deflation (i.e., a period where the general prices of goods and services are declining in the economy), the Sub-Adviser will generally increase the Fund’s exposure to intermediate-term U.S. Treasury bonds through either its investments in underlying funds, and at times, to REITs and other real estate securities. The Sub-Adviser believes that actively managing the Fund’s exposure to the Target Asset Classes and cash and cash equivalents can add value over a static allocation to one or more of these asset classes over both periods of high inflation and deflation.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table shows illustrates how the Fund’s average annual returns for one-year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance information is also available on the Fund’s website at www.alphaarchitect.com/funds or by calling the Fund at (215) 882-9983.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(215) 882-9983
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alphaarchitect.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 1.62% (quarter ended December 31, 2023) and the Fund’s lowest return for a calendar quarter was 0.24% (quarter ended March 31, 2023).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rates during the period covered by the table and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through a tax- deferred arrangement, such as a 401(k) plan or an IRA.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	Index assumes withholding taxes on dividends.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rates during the period covered by the table and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through a tax- deferred arrangement, such as a 401(k) plan or an IRA. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
The Solactive US Aggregate Bond Index aims to track the performance of the USD denominated bond market.

Alpha Architect High Inflation and Deflation ETF | Solactive US Aggregate Bond Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)	[13]
Label	rr_AverageAnnualReturnLabel	Solactive US Aggregate Bond Index (reflects no deduction for fees or expenses)1	[13]
1 Year	rr_AverageAnnualReturnYear01	5.28%	[13]
Since Inception	rr_AverageAnnualReturnSinceInception	4.85%	[13]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 16, 2022
Alpha Architect High Inflation and Deflation ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
Alpha Architect High Inflation and Deflation ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Alpha Architect High Inflation and Deflation ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Non-Diversification Risk. The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.

Alpha Architect High Inflation and Deflation ETF | Cash And Cash Equivalents Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Cash and Cash Equivalents Risk. Holding cash or cash equivalents rather than securities or other instruments in which the Fund primarily invests, even strategically, may cause the Fund to risk losing opportunities to participate in market appreciation, and may cause the Fund to experience potentially lower returns than the Fund’s benchmark or other funds that remain fully invested.

Alpha Architect High Inflation and Deflation ETF | Derivatives Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by, another asset, rate or index (i.e., stock options, futures contracts, caps, floors, etc.). When the Fund obtains exposure to derivatives through its investments in other underlying funds, it will be indirectly exposed to the risks of those derivatives. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. Unfavorable changes in the value of the underlying asset, rate or index may cause sudden losses. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, a the Fund could lose more than the principal amount invested. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation.

Alpha Architect High Inflation and Deflation ETF | Leverage Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Leverage Risk. The Fund does not seek leveraged returns but as a result of the Fund’s investments in underlying funds that use certain derivatives it may create investment leverage. As a result, the use of these derivatives by the underlying funds may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund.

Alpha Architect High Inflation and Deflation ETF | Commodity Risk member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Commodity Risk. Investing in physical commodities is speculative and can be extremely volatile. Market prices of commodities may fluctuate rapidly based on numerous factors, including: changes in supply and demand relationships (whether actual, perceived, anticipated, unanticipated or unrealized); weather; agriculture; trade; domestic and foreign political and economic events and policies; diseases; pestilence; technological developments; currency exchange rate fluctuations; and monetary and other governmental policies, action and inaction. When the Fund obtains exposure to commodities through its investments in other underlying funds, it will be indirectly exposed to the foregoing risks.

Alpha Architect High Inflation and Deflation ETF | Commodity-Linked Derivatives Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Commodity-Linked Derivatives Risk. The Fund seeks to gain exposure to commodity markets by investing in underlying funds that have exposure to commodities and this may include exposure to commodity-linked derivatives. The value of a commodity-linked derivative investment is typically based upon the price movements of a physical commodity (such as heating oil, precious metals, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. Commodity-linked derivatives provide exposure, which may include long and/or short exposure, to the investment returns of physical commodities that trade in the commodities markets without investing directly in physical commodities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying Index, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Alpha Architect High Inflation and Deflation ETF | Commodity Futures Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Commodity Futures Risk. The Fund seeks to gain exposure to commodity markets by investing in underlying funds that have exposure to commodities and this may include exposure to commodity futures. Risks of commodity futures include: (i) an imperfect correlation between the value of the futures contract and the underlying commodity or commodity index; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; and (v) an obligation for the investor to make daily cash payments to maintain its required collateral, or margin, particularly at times when the investor may have insufficient cash or must sell securities to meet those margin requirements. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the investor.

Alpha Architect High Inflation and Deflation ETF | Commodity Swaps Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Commodity Swaps Risk. The Fund seeks to gain exposure to commodity markets by investing in underlying funds that have exposure to commodities and this may include exposure to commodity swaps. If a counterparty to a commodity swap agreement becomes bankrupt or otherwise fails to perform its obligations under the commodity swap due to financial difficulties, the Fund could suffer losses. Central clearing is designed to reduce counterparty credit risk compared to uncleared commodity swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. Credit risk of cleared commodity swap participants is concentrated in a few clearinghouses and the consequences of insolvency of a clearinghouse are not clear. Commodity Swaps are subject to pricing risk (i.e., commodity swaps may be hard to value) and may be considered illiquid.

Alpha Architect High Inflation and Deflation ETF | Commodity-Linked Note Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Commodity-Linked Note Risk. The Fund seeks to gain exposure to commodity markets by investing in underlying funds that have exposure to commodities and this may include exposure to commodity-linked notes. Commodity-linked notes have characteristics of both a debt security and a derivative. Typically, they are issued by a bank at a specified face value and pay a fixed or floating rate linked to the performance of an underlying asset, such as commodity indices, particular commodities or commodity futures contracts. As such, an investor faces the economic risk of movements in commodity prices by investing in such notes. These notes also are subject to credit, market and interest rate risks that in general affect the values of debt securities.

Alpha Architect High Inflation and Deflation ETF | Real Estate Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Real Estate Investment Risk. Companies in the real estate sector include companies that invest in real estate, such as real estate investment trusts (REITs) and real estate management and development companies. Companies that invest in real estate are subject to the risks of owning real estate directly as well as to risks that relate specifically to the way that such companies operate, including management risk (such companies are dependent upon the management skills of a few key individuals and may have limited financial resources). Adverse economic, business or political developments affecting real estate could have a major effect on the value of an underlying fund’s investments. Investing in real estate is subject to such risks as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent, possible lack of availability of mortgage financing, market saturation, fluctuations in rental income and the value of underlying properties and extended vacancies of properties. Certain real estate securities have a relatively small market capitalization, which may tend to increase the volatility of the market price of these securities. Real estate securities have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers or tenants. The Fund’s investments in REITs are subject to additional risks, such as poor performance by the manager of the REIT or failure by the REIT to qualify for tax-free pass through of income under the Code.

Alpha Architect High Inflation and Deflation ETF | Asset Allocation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Asset Allocation Risk. The Fund is also subject to asset allocation risk, which is the chance that the selection of investments, and the allocation of assets to such investments, will cause the Fund to underperform other funds with a similar investment objective.

Alpha Architect High Inflation and Deflation ETF | Fixed Income Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Fixed Income Risk. The market value of fixed income securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed income investments are also subject to credit risk.

Alpha Architect High Inflation and Deflation ETF | Geopolitical/Natural Disaster Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Geopolitical/Natural Disaster Risks. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.

Alpha Architect High Inflation and Deflation ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The Nasdaq Stock Market, LLC (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Alpha Architect High Inflation and Deflation ETF | ETF Risk, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Alpha Architect High Inflation and Deflation ETF | ETF Risk, Premium-Discount Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The Nasdaq Stock Market, LLC (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
Alpha Architect High Inflation and Deflation ETF | ETF Risk, Cost Of Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
Alpha Architect High Inflation and Deflation ETF | ETF Risk, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Alpha Architect High Inflation and Deflation ETF | Fund Of Funds Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Fund of Funds Risk. The Fund’s investment performance will largely depend on the investment performance of the selected underlying funds. An investment in the Fund is subject to the risks associated with the underlying funds that then-currently comprise the Fund’s portfolio. At times, certain of the segments of the market represented by the Fund’s underlying funds may be out of favor and underperform other segments. The Fund will indirectly pay a proportional share of the expenses of the underlying funds in which it invests (including operating expenses and management fees), which are identified in the fee schedule above as “Acquired Fund Fees and Expenses.”

Alpha Architect High Inflation and Deflation ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
High Portfolio Turnover Risk. The Fund’s investment strategy may from time-to-time result in higher turnover rates. This may increase the Fund’s brokerage commission costs, which could negatively impact the performance of the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains, distributions of which would generally be taxed to you as ordinary income and thus cause you to pay higher taxes.

Alpha Architect High Inflation and Deflation ETF | Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Alpha Architect High Inflation and Deflation ETF | Interest Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Interest Rate Risk. Changes in interest rates can result in losses for fixed-income and other securities. Specifically, for fixed-income securities or fixed-income ETFs, when interest rates rise, the market values of the fixed-income instruments normally decrease. Typically, the longer the maturity or duration of a fixed-income security, the greater the security’s sensitivity to changes in interest rates. Changes in monetary policy, government policy, government spending and inflation may affect the level of interest rates.

Alpha Architect High Inflation and Deflation ETF | Credit Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Credit Risk. Debt securities are subject to credit risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt or to otherwise honor its obligations and/or default completely. Debt securities are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a debt security may be downgraded after purchase or the perception of an issuer’s credit worthiness may decline, which may adversely affect the value of the security.

Alpha Architect High Inflation and Deflation ETF | Risk Of U.S. Treasury Bills Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Risk of U.S. Treasury Bills. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary.

Alpha Architect High Inflation and Deflation ETF | Investment Company Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Investment Company Risk. An investment in other registered investment companies (including other ETFs, affiliated and non-affiliated) is subject to the risks associated with those investment companies, which include, but are not limited to, the risk that such fund’s investment strategy may not produce the intended results; the risk that securities in such fund may underperform in comparison to the general securities markets or other asset classes; and
the risk that the fund will be concentrated in a particular issuer, market, industry or sector, and therefore will be especially susceptible to loss due to adverse occurrences affecting that issuer, market, industry or sector. Moreover, the Fund will incur duplicative expenses from such investments, bearing its share of that fund’s expenses while also paying its own advisory fees and trading costs. Investments in ETFs are also subject to the “ETF Risks” described below.
In addition, the Fund may invest in underlying funds which invest a larger portion of their assets in one or more sectors than many other funds, and thus will be more susceptible to negative events affecting those sectors.
The Fund may invest in affiliated ETFs managed by the Adviser and/or Alpha Architect. The Adviser and/or Alpha Architect may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to it by certain affiliated underlying funds are higher than the fees paid by other affiliated and unaffiliated underlying funds. To the extent the Fund invests a significant percentage of its assets in any one affiliated ETF or across multiple affiliated ETFs, the Fund will be subject to a greater degree to the risks particular to the investment strategies employed by the Adviser and/or Alpha Architect.

Alpha Architect High Inflation and Deflation ETF | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is actively managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.
Alpha Architect High Inflation and Deflation ETF | Quantitative Security Selection Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Quantitative Security Selection Risk. The Sub-Adviser uses a quantitative model, and its processes could be adversely affected if erroneous or outdated data is utilized. In addition, securities selected using a quantitative model could perform differently from the financial markets as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic and changes in the characteristic’s historical trends. The factors used in such analyses may not be predictive of a security’s value and its effectiveness can change over time. These changes may not be reflected in the quantitative model. There can be no assurance that use of a quantitative model will enable the Fund to achieve positive returns or outperform the market.

Alpha Architect High Inflation and Deflation ETF | Alpha Architect High Inflation and Deflation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HIDE
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.29%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[14]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.31%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[15]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 30
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	98
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	172
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 391
Annual Return 2023	rr_AnnualReturn2023	2.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.24%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.65%
Since Inception	rr_AverageAnnualReturnSinceInception	2.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 16, 2022
Alpha Architect High Inflation and Deflation ETF | Alpha Architect High Inflation and Deflation ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	1.11%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.45%)
Alpha Architect High Inflation and Deflation ETF | Alpha Architect High Inflation and Deflation ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	1.59%
Since Inception	rr_AverageAnnualReturnSinceInception	0.10%
Alpha Architect Tail Risk ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Alpha Architect Tail Risk ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Alpha Architect Tail Risk ETF (the “Fund”) seeks to maximize total return through a combination of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period ended September 30, 2023, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example reflects the Fund’s contractual expense limitation agreement for the term of the contractual expense limitation agreement. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded fund (“ETF”). The Fund will invest, under normal circumstances, in a portfolio of options contracts on securities that are linked to the performance of an index whose value is based on companies with market capitalizations that qualify them as “large cap” companies.
Arin Risk Advisors, LLC (“Arin Risk Advisors”) considers a company to be a “large cap” company if its market capitalization is at least $10 billion. Arin Risk Advisors utilizes one or more combinations of long and short put and call options, such as options on securities that are linked to the performance of the S&P 500 Index (the “Index”) (these options are known as “SPX Options”) in an effort to gain broad market exposure as well as to hedge the Fund’s market exposure and generate income. The Fund may, from time to time, also invest in options on other broad-based market indexes that represent the U.S. large-cap equity market. While the Fund invests in securities whose prices are affected by changes in the value of the Index, the Fund does not typically maintain full long investment exposure to the Index, does not track the Index, and its performance may differ significantly from that of the Index. The Fund may utilize either standard exchange-listed options or FLexible EXchange® Options (“FLEX Options”) or a combination of both.
The Fund’s three primary objectives are: (i) to gain a varying amount of market exposure to the Index; (ii) limit risk relative to a decline in the Index and profit from a market dislocation event; and (iii) generate a series of cash flows. Arin Risk Advisors considers a market dislocation event (also known as a tail risk event) when the Index suffers an extreme market decline (generally greater than 25%) within a few months accompanied by a sustained increase in expected Index volatility (generally greater than 50) - see discussion of Protective Options below. Examples of historical market dislocation or tail risk events that have met both of these standards include the Financial Crisis of 2008-09 and the COVID-19 Pandemic of 2020.
In order to gain Index exposure, the Fund will sell SPX Options or a combination of SPX Options that are expected to allow the Fund to realize gains if the Index remains above certain price levels expressed by the strike prices of the Fund’s SPX Options contracts. Even if the Index price fails to appreciate in value, the Fund may realize gains from the option premiums paid to the Fund when such options expire worthless or when the value of such options decreases over time. These gains are attributable to the decrease in value of the SPX Options sold over time and is typically referred to as “theta”. In cases where the Index falls below certain price levels, the Fund will experience gains and losses that are in line with the movement of the Index. The difference between the Index price and the strike prices of the Fund’s SPX Options determines the extent of the Fund’s market exposure to the Index. If the Index price remains above the strike price, the Fund will have modest Index exposure. If the Index price trades below the strike price, the Fund will have greater Index exposure. In cases where the Index price rises above certain levels, then the Fund will experience gains only up to the amount of option premium initially received. The Fund’s investment exposure to the Index will generally vary between 120% exposure to the Index and -40% (i.e., short exposure to the Index), exclusive of the Protective Options as discussed below. The Fund’s exposure to the Index will depend on the mix of call options and put options in the Fund’s portfolio, and whether such options have been sold or purchased by the Fund.
The Fund’s total performance will be a function of its exposure to the Index over certain periods of time and the income and expenses of the option premiums. The Fund’s assets serve as collateral for options that are bought and sold in an attempt to gain market exposure to the Index. The SPX Options in the Fund’s portfolio each have a trading volume sufficient to preclude the Fund’s trades from influencing prices. The Fund may also use short SPX Options (short SPX Options generate immediate cash inflows in exchange for taking on the obligation of delivering cash at a future date) or long SPX Options (long SPX Options require an initial cash payment in exchange for the right to receive a future cash payment at a future date). The Fund may also utilize call or put spreads to limit the downside risk of the Fund. The Fund will purchase SPX call options or sell SPX put options (including spreads) when Arin Risk Advisors believes the value of the Index will increase and will purchase SPX put options or sell SPX call options (including spreads) when Arin Risk Advisors believes the value of the Index will decrease.
An option spread combines two or more option contracts as a single trade. The Fund sells one SPX Option and simultaneously buys an offsetting position in another SPX Option. When selling a spread, the maximum gain is the net premium collected and the maximum loss is equal to the difference in the respective strike prices, less the premium collected. The use of spreads may limit the Fund’s exposure to the Index depending upon the rate of change in the Index, Arin Risk Advisors’ ability to adjust the position, and the pricing of the SPX Options used to create the spread. There may be instances where the Fund has no long market exposure and may temporarily have short market exposure. Such an instance may arise when the market either rises or falls at a rate in excess of the levels provided by the SPX Option contracts held by the Fund for long market exposure.
The following is an overview of the limitations on the Fund’s use of put and call options:
•When the Fund sells call options, the Fund receives an option premium and will experience a loss if the Index rises above the call option strike price plus the premium collected;
•When the Fund buys call options, the Fund pays a premium and will experience a loss if the Index fails to rise above the call option strike price plus the premium paid;
•When the Fund sells put options, the Fund receives a premium and will experience a loss if the Index falls below the put option strike price less the premium collected; and
•When the Fund buys put options, the Fund pays a premium and will experience a loss if the Index fails to fall below the put option strike price less the premium paid.
The Fund will purchase other SPX Options (“Protective Options”) that should appreciate during a market dislocation event. During other market periods, such as when the Index is increasing in value, the Protective Options will decrease the Fund’s return. When the Index falls below the strike prices of the Protective Options, the Fund will be negatively correlated to the Index. The Protective Options provide the Fund with potential reductions to its Index exposure (see above where Index exposure is typically between 120% exposure to the Index and -40%) and may cause the Fund’s Index exposure to fall below -40%. If the Index were to suddenly fall below the strike prices of the Protective Options, the Fund should experience a gain from the decline in the Index.
The SPX Option exposure from the Protective Options is referred to as the Fund’s “Protection Ratio”. This Protection Ratio represents the number of Protective Options expiring in greater than 40 days with strike prices that are at least five percent (5%) below the current Index value as compared to the number of SPX Options representing the investment of all the Fund’s assets (the Fund’s total net assets divided by the Index value divided by 100 units per contract). A higher Protection Ratio would generally mean the Fund owns relatively more Protective Options as compared to its net assets than when the Fund has a lower Protection Ratio. Purchasing the Protective Options during periods without any market dislocation events will cause the Fund’s return to be lower that it would have been had the Fund purchased fewer or no Protective Options. Arin Risk Advisors seeks to keep the Protection Ratio above 10 and as high as possible while attempting to minimize this carrying cost. There may be periods where the high carrying cost of the Protective Options may result in Fund’s Protection Ratio remaining below 10. Furthermore, during a market dislocation event, the Fund expects its Protective Options to increase in value. When the Protective Options increase in value, the Fund may experience a high cost to continue holding all of its Protective Options and Arin Risk Advisors may seek to sell some or all of the Protective Options.
Arin Risk Advisors will also maintain a collateral portfolio that is designed primarily to serve as margin or collateral for the Fund’s options positions and secondarily to enhance the Fund’s return by generating income (the “Collateral Portfolio”). Under normal circumstances, the Fund will allocate approximately 20% of its capital to gain exposure to the Index, 1% to 10% of the Fund’s assets will be allocated to the Protective Options and the remaining cash will be utilized as part of the Collateral Portfolio. The Collateral Portfolio is comprised of cash or cash equivalents, including United States Treasury Securities, money-market instruments, money-market mutual funds, or option “box spreads” (“Box Spreads”), including ETFs that hold Box Spreads. A Box Spread is a synthetic bond created by combining different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices).
Arin Risk Advisors may invest up to 100% of the Collateral Portfolio in the Alpha Architect 1-3 Month Box ETF (the “1-3 Month Box ETF”). The 1-3 Month Box ETF is advised by Empowered Funds, LLC dba EA Advisers (the “Adviser”) and is sub-advised by Arin Risk Advisors and Alpha Architect, LLC. The 1-3 Month Box ETF is an actively managed ETF whose investment objective is to provide investment results that, before fees and expenses, equal or exceed the price and yield performance of an investment that tracks the 1-3 month sector of the United States Treasury Bill market. To achieve its principal investment strategy the 1-3 Month Box ETF primarily invests in Box Spreads.
The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. The Fund’s portfolio turnover rate is expected to be greater than 100%. A high portfolio turnover rate will increase the Fund’s brokerage commission costs, which will negatively impact the performance of the Fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. The Fund has adopted the performance of the Arin Large Cap Theta Fund, a series of the Starboard Investment Trust (the “Predecessor Mutual Fund”) as the result of the reorganization of the Predecessor Mutual Fund into the Fund (the “Reorganization”). The bar chart shows the Fund’s (and Predecessor Mutual Fund’s) performance for calendar years ended December 31. The table shows illustrates how the Fund’s (and Predecessor Mutual Fund’s) average annual returns for one-year, five-year, and ten-year periods compare with those of a broad measure of market performance.
The Fund’s total net operating expense ratio is equivalent to the total net operating expense ratio of the Predecessor Mutual Fund. Returns in the bar chart and table for the Predecessor Mutual Fund have not been adjusted. Unlike the Fund’s (and Predecessor Mutual Fund’s) returns, the index returns do not reflect any deductions for fees, expenses or taxes. Past performance, before or after taxes, is not indicative of future performance. Performance information is also available on the Fund’s website at www.alphaarchitect.com/funds or by calling the Fund at (215) 882-9983.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(215) 882-9983
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alphaarchitect.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before or after taxes, is not indicative of future performance.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest quarterly performance for the Predecessor Mutual Fund was 28.99% (for the quarter ended March 31, 2020). The lowest quarterly performance was -14.16% (for the quarter ended June 30, 2022).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.16%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rates during the period covered by the table and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through a tax-deferred arrangement, such as a 401(k) plan or an IRA.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	The Predecessor Mutual Fund commenced operations on August 14, 2013.
[1]This table shows returns for the Institutional Class Shares of the Predecessor Mutual Fund, which commenced operations on August 14, 2013. After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rates during the period covered by the table and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through a tax-deferred arrangement, such as a 401(k) plan or an IRA.
[2]Index assumes withholding taxes on dividends.
Alpha Architect Tail Risk ETF | S&P 500 Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)	[16]
Label	rr_AverageAnnualReturnLabel	S&P 500 Total Return Index (reflects no deductions for fees, expenses or taxes)2	[16]
1 Year	rr_AverageAnnualReturnYear01	26.29%	[16]
5 Years	rr_AverageAnnualReturnYear05	15.69%	[16]
10 Years	rr_AverageAnnualReturnYear10	12.03%	[16]
Since Inception	rr_AverageAnnualReturnSinceInception	12.65%	[16]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 14, 2013
Alpha Architect Tail Risk ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
Alpha Architect Tail Risk ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Alpha Architect Tail Risk ETF | Counterparty Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed. Exchange listed options, including FLEX Options, are issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund’s investments are at risk that the OCC will be unable or unwilling to perform its obligations under the option contract terms. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Alpha Architect Tail Risk ETF | Cash And Cash Equivalents Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Cash and Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Alpha Architect Tail Risk ETF | Derivatives Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by, another asset, rate or index (i.e., stock options, futures contracts, caps, floors, etc.). When the Fund obtains exposure to derivatives it will be exposed to the risks of those derivatives. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. Unfavorable changes in the value of the underlying asset, rate or index may cause sudden losses. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, a the Fund could lose more than the principal amount invested. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation.

Alpha Architect Tail Risk ETF | Leverage Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Leverage Risk. Leverage risk refers to the potential for increased volatility and losses in a portfolio due to the use of derivatives or other financial instruments that may magnify gains and losses beyond the initial investment. The Fund will utilize derivatives, such as options, to gain exposure to certain assets or markets with a smaller initial investment. While leveraging derivatives can amplify gains, it can also magnify losses significantly. Leverage could possibly create increased volatility for the Fund.

Alpha Architect Tail Risk ETF | Cash Creation Unit Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Cash Creation Unit Risk. Unlike most other ETFs, the Fund expects to effect a substantial portion of its creations and redemptions for cash, rather than in-kind securities (although redemptions will also be done in-kind under certain circumstances). The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. As a practical matter, only institutions and large investors, such as market makers or other large broker dealers, also known as “authorized participants,” create or redeem shares directly through the Fund. Most investors will buy and sell shares of the Fund on an exchange through a broker-dealer. Cash creation and redemption transactions may result in certain brokerage, tax, execution, price movement and other costs and expenses related to the execution of trades resulting from such transactions. To offset these expenses, the Fund will collect fees from the applicable authorized participant to reimburse the Fund for any costs incurred by the Fund that result from a cash creation or redemption. The use of cash for redemptions will limit the tax efficiency of the Fund.

Alpha Architect Tail Risk ETF | Geopolitical/Natural Disaster Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Geopolitical/Natural Disaster Risks. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.

Alpha Architect Tail Risk ETF | Equity Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. Investments in securities whose performance is linked to that of equity securities, such as SPX Options, may fluctuate in value in response to many factors, including the activities of the individual issuers included in the Index, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses.

Alpha Architect Tail Risk ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Alpha Architect Tail Risk ETF | ETF Risk, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Alpha Architect Tail Risk ETF | ETF Risk, Premium-Discount Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
Alpha Architect Tail Risk ETF | ETF Risk, Cost Of Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

Alpha Architect Tail Risk ETF | ETF Risk, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Alpha Architect Tail Risk ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	High Portfolio Turnover Risk. The Fund’s investment strategy is expected to result in a high portfolio turnover rate (100% or more). This will increase the Fund’s brokerage commission costs, which could negatively impact the performance of the Fund. When taking into account derivative instruments, including option contracts, and instruments with maturities of one year or less at the time acquisition, the Fund’s strategy will result in frequent portfolio trading and, if these instruments were included in the calculation of the Fund’s portfolio turnover rate it would exceed 100%.
Alpha Architect Tail Risk ETF | Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.
Alpha Architect Tail Risk ETF | Large-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Alpha Architect Tail Risk ETF | Investment Company Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Investment Company Risk. An investment in other registered investment companies (including other ETFs, affiliated and non-affiliated) is subject to the risks associated with those investment companies, which include, but are not limited to, the risk that such fund’s investment strategy may not produce the intended results; the risk that securities in such fund may underperform in comparison to the general securities markets or other asset classes; and the risk that the fund will be concentrated in a particular issuer, market, industry or sector, and therefore will be especially susceptible to loss due to adverse occurrences affecting that issuer, market, industry or sector. Moreover, the Fund will incur duplicative expenses from such investments, bearing its share of that fund’s expenses while also paying its own advisory fees and trading costs. Investments in ETFs are also subject to the “ETF Risks” described below.
In addition, the Fund may invest in underlying funds which invest a larger portion of their assets in one or more sectors than many other funds, and thus will be more susceptible to negative events affecting those sectors.
The Fund may invest in affiliated ETFs managed by the Adviser, Alpha Architect, and/or Arin Risk Advisors, including the Architect 1-3 Month Box ETF. The Adviser, Alpha Architect, and/or Arin may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to it by certain affiliated underlying funds are higher than the fees paid by other affiliated and unaffiliated underlying funds. To the extent the Fund invests a significant percentage of its assets in any one affiliated ETF or across multiple affiliated ETFs, the Fund will be subject to a greater degree to the risks particular to the investment strategies employed by the Adviser, Alpha Architect, and/or Arin Risk Advisors.

Alpha Architect Tail Risk ETF | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Management Risk. The Fund is actively managed and Arin Risk Advisors’ ability to choose suitable investments and implement the strategies described above has a significant impact on the ability of the Fund to achieve its investment objectives. In addition, there is the risk that the investment process, techniques and analyses used by Arin Risk Advisors will not produce the desired investment results and the Fund may lose value as a result.

Alpha Architect Tail Risk ETF | Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in interest rate sensitive markets. Interest rate markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, the investment’s average time to maturity, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

Alpha Architect Tail Risk ETF | Options Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Options Risk.
•Selling or Writing Options. Writing option contracts can result in losses that exceed the seller’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the underlying or reference asset. An underlying or reference asset may be an index, equity security, or ETF. If this occurs, the call option could be exercised and the underlying asset would then be sold at a lower price than its current market value. In the case of cash settled call options such as SPX options, the call seller would be required to purchase the call option at a price that is higher than the original sales price for such call option. Similarly, while writing call options can reduce the risk of owning the underlying asset, such a strategy limits the opportunity to profit from an increase in the market value of the underlying asset in exchange for up-front cash at the time of selling the call option. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying asset. If this occurs, the put option could be exercised and the underlying asset would then be sold at a higher price than its current market value. In the case of cash settled put options, the put seller would be required to purchase the put option at a price that is higher than the original sales price for such put option.
•Buying or Purchasing Options Risk. If a call or put option is not sold when it has remaining value and if the market price of the underlying asset, in the case of a call option, remains less than or equal to the exercise price, or, in the case of a put option, remains equal to or greater than the exercise price, the buyer will lose its entire investment in the call or put option. Since many factors influence the value of an option, including the price of the underlying asset, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying asset, the buyer’s success in implementing an option buying strategy may depend on an ability to predict movements in the prices of individual assets, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position. When an option is purchased to hedge against price movements in an underlying asset, the price of the option may move more or less than the price of the underlying asset.
•Box Spread Risk. A Box Spread is a synthetic bond created by combining different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices). If one or more of these individual option positions are modified or closed separately prior to the option contract’s expiration, then the Box Spread may no longer effectively eliminate risk tied to the underlying asset’s price movement. Furthermore, the Box Spread’s value is derived in the market and is in part, based on the time until the options comprising the Box Spread expire and the prevailing market interest rates. If the Fund (or an underlying ETF) sells a Box Spread prior to its expiration, then the Fund may incur a loss. The Fund’s ability to profit from Box Spreads is dependent on the availability and willingness of other market participants to sell Box Spreads to the Fund (or the underlying ETF) at competitive prices.
•FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of FLEX Options will be affected by, among others, changes in the underlying share or equity index price, changes in actual and implied interest rates, changes in the actual and implied volatility of the underlying shares or equity index and the remaining time to until the FLEX Options expire. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of Arin Risk Advisors (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.

Alpha Architect Tail Risk ETF | Options Risk, Selling or Writing Options Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Selling or Writing Options. Writing option contracts can result in losses that exceed the seller’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the underlying or reference asset. An underlying or reference asset may be an index, equity security, or ETF. If this occurs, the call option could be exercised and the underlying asset would then be sold at a lower price than its current market value. In the case of cash settled call options such as SPX options, the call seller would be required to purchase the call option at a price that is higher than the original sales price for such call option. Similarly, while writing call options can reduce the risk of owning the underlying asset, such a strategy limits the opportunity to profit from an increase in the market value of the underlying asset in exchange for up-front cash at the time of selling the call option. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying asset. If this occurs, the put option could be exercised and the underlying asset would then be sold at a higher price than its current market value. In the case of cash settled put options, the put seller would be required to purchase the put option at a price that is higher than the original sales price for such put option.
Alpha Architect Tail Risk ETF | Options Risk , Buying or Purchasing Options Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Buying or Purchasing Options Risk. If a call or put option is not sold when it has remaining value and if the market price of the underlying asset, in the case of a call option, remains less than or equal to the exercise price, or, in the case of a put option, remains equal to or greater than the exercise price, the buyer will lose its entire investment in the call or put option. Since many factors influence the value of an option, including the price of the underlying asset, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying asset, the buyer’s success in implementing an option buying strategy may depend on an ability to predict movements in the prices of individual assets, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position. When an option is purchased to hedge against price movements in an underlying asset, the price of the option may move more or less than the price of the underlying asset.
Alpha Architect Tail Risk ETF | Options Risk , Box Spread Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Box Spread Risk. A Box Spread is a synthetic bond created by combining different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices). If one or more of these individual option positions are modified or closed separately prior to the option contract’s expiration, then the Box Spread may no longer effectively eliminate risk tied to the underlying asset’s price movement. Furthermore, the Box Spread’s value is derived in the market and is in part, based on the time until the options comprising the Box Spread expire and the prevailing market interest rates. If the Fund (or an underlying ETF) sells a Box Spread prior to its expiration, then the Fund may incur a loss. The Fund’s ability to profit from Box Spreads is dependent on the availability and willingness of other market participants to sell Box Spreads to the Fund (or the underlying ETF) at competitive prices.
Alpha Architect Tail Risk ETF | Options Risk , FLEX Options Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of FLEX Options will be affected by, among others, changes in the underlying share or equity index price, changes in actual and implied interest rates, changes in the actual and implied volatility of the underlying shares or equity index and the remaining time to until the FLEX Options expire. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of Arin Risk Advisors (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.
Alpha Architect Tail Risk ETF | Tax Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended. However, the U.S. federal income tax treatment of certain aspects of the options strategy employed by the Fund are not entirely clear under existing law, including identifying the issuer of an option, and could affect such qualification. If, in any year, the Fund fails to qualify as a RIC, the Fund itself generally would be subject to U.S. federal income taxation and distributions received by its shareholders generally would be subject to further U.S. federal income taxation.

Alpha Architect Tail Risk ETF | U.S. Government Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Securities Risk. U.S. government securities risk refers to the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

Alpha Architect Tail Risk ETF | Valuation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Valuation Risk. Some portfolio holdings, potentially a large portion of the Fund’s investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations.
Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

Alpha Architect Tail Risk ETF | Alpha Architect Tail Risk ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CAOS
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.70%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.63%	[17]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 786
Annual Return 2014	rr_AnnualReturn2014	2.96%	[18]
Annual Return 2015	rr_AnnualReturn2015	3.43%	[18]
Annual Return 2016	rr_AnnualReturn2016	0.95%	[18]
Annual Return 2017	rr_AnnualReturn2017	4.75%	[18]
Annual Return 2018	rr_AnnualReturn2018	(6.36%)	[18]
Annual Return 2019	rr_AnnualReturn2019	3.20%	[18]
Annual Return 2020	rr_AnnualReturn2020	22.42%	[18]
Annual Return 2021	rr_AnnualReturn2021	2.83%	[18]
Annual Return 2022	rr_AnnualReturn2022	(14.14%)
Annual Return 2023	rr_AnnualReturn2023	13.30%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.30%
5 Years	rr_AverageAnnualReturnYear05	4.79%
10 Years	rr_AverageAnnualReturnYear10	2.91%
Since Inception	rr_AverageAnnualReturnSinceInception	3.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 14, 2013
Alpha Architect Tail Risk ETF | Alpha Architect Tail Risk ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions1	[19]
1 Year	rr_AverageAnnualReturnYear01	13.30%	[19]
5 Years	rr_AverageAnnualReturnYear05	3.88%	[19]
10 Years	rr_AverageAnnualReturnYear10	2.02%	[19]
Since Inception	rr_AverageAnnualReturnSinceInception	2.46%	[19]
Alpha Architect Tail Risk ETF | Alpha Architect Tail Risk ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares1	[19]
1 Year	rr_AverageAnnualReturnYear01	7.87%	[19]
5 Years	rr_AverageAnnualReturnYear05	3.50%	[19]
10 Years	rr_AverageAnnualReturnYear10	2.02%	[19]
Since Inception	rr_AverageAnnualReturnSinceInception	2.39%	[19]

[1]	Index assumes withholding taxes on dividends.
[2]	Management Fee has been restated to reflect current fee.
[3]	Index assumes withholding taxes on dividends
[4]	Management Fee has been restated to reflect current fee.
[5]	Index assumes withholding taxes on dividends.
[6]	Management Fee has been restated to reflect current fee.
[7]	Index assumes withholding taxes on dividends.
[8]	The Solactive 1-3 Month U.S. T-Bill Index reflects no deduction for fees, taxes, or expenses. However, each of the Solactive GBS United States 1000 Index and Solactive GBS Developed Markets ex North America Large & Mid Cap Index assumes withholding taxes on dividends.
[9]	When a cash dividend is declared on a stock the Fund has sold short, the Fund is required to pay an amount equal to that dividend to the party from which the Fund borrowed the stock and to record the payment of the dividend as an expense.
[10]	“Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including the Underlying Alpha Architect ETFs (as defined herein).
[11]	The Fund’s investment adviser has contractually agreed to waive all or a portion of its management fee for the Fund until at least January 31, 2025 to the extent necessary to prevent (i) management fees paid to the investment adviser for the Fund plus (ii) the aggregate amount of management fees paid to the investment adviser for management of the Underlying Alpha Architect ETFs (defined below) that are directly attributable to the Fund’s ownership of shares of the Underlying Alpha Architect ETFs, from exceeding 0.69% of the Fund’s daily net assets. This waiver agreement may be terminated only by agreement of the investment adviser and the Fund’s Board of Trustees.
[12]	Excluding Other Expenses, the Fund’s Total Net Annual Fund Operating Expenses are 0.69%.
[13]	Index assumes withholding taxes on dividends.
[14]	Acquired Fund Fees and Expenses (AFFE) include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies, including funds which invest exclusively in money market instruments. Because AFFEs are not borne directly by the Fund, they will not be reflected in the expense information in the Fund’s financial statements and the information presented in the table will differ from that presented in the Fund’s financial highlights included in the Fund’s reports to shareholders.
[15]	The Adviser has contractually agreed to waive receipt of its management fees and/or assume expenses of the Fund to the extent necessary to offset AFFE so that the total annual operating expenses of the Fund (excluding payments under the Fund’s Rule 12b-1 distribution and service plan (if any), brokerage expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses) do not exceed 0.29% of the Fund’s average daily net assets. This agreement is in effect until November 15, 2025, and it may be terminated before that date only by a majority vote of the “non-interested” trustees.
[16]	Index assumes withholding taxes on dividends.
[17]	The Adviser has contractually agreed to waive receipt of its management fees and/or assume expenses of the Fund, including any acquired fund fees or expenses (“AFFE”) related to the Fund’s investment in the Alpha Architect 1-3 Month Box ETF so that the total annual operating expenses of the Fund (excluding payments under the Fund’s Rule 12b-1 distribution and service plan (if any), brokerage expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses) do not exceed 0.63% of the Fund’s average daily net assets. Any AFFE associated with Fund investments in any other acquired funds are not included in the fee waiver. This agreement may only be changed or terminated by a vote of the holders of a majority of the Fund’s outstanding voting securities.
[18]	The Predecessor Mutual Fund commenced operations on August 14, 2013.
[19]	This table shows returns for the Institutional Class Shares of the Predecessor Mutual Fund, which commenced operations on August 14, 2013. After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rates during the period covered by the table and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through a tax-deferred arrangement, such as a 401(k) plan or an IRA.